UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-03605

                                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code:  (800) 637-1380

Date of fiscal year end:  November 30

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

8	STATEMENTS OF ASSETS AND LIABILITIES

9	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

12	FINANCIAL HIGHLIGHTS

21	SCHEDULES OF INVESTMENTS

21	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

24	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

29	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

34	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

42	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX
Service: NPCXX

47	NOTES TO THE FINANCIAL STATEMENTS

56	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

57	TAX AND DISTRIBUTION INFORMATION

58	SHAREHOLDER MEETING RESULTS

59	FUND EXPENSES

61	TRUSTEES AND OFFICERS

65	INVESTMENT CONSIDERATIONS

66	INDEX DEFINITIONS

68	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s or Prime Obligations Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORFOLIOS

TREASURY PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Following a very steady 2017 for global investment markets, significant volatility returned to the markets during much of 2018. After reaching all-time highs in the first and third quarters, U.S. stocks sold off in the fourth quarter. Bond markets were similarly volatile, with yields grinding higher until October, only to experience a sharp move lower in sympathy with the “risk off” tone of the broader markets. The yield curve continued to flatten meaningfully as the federal funds target range was raised by 25 basis points four times during the past one-year period ended November 30, 2018. The Federal Reserve’s (Fed’s) June 2018 meeting also confirmed our expectations surrounding two important developments for money markets: First, as previewed in May, the rate paid on excess reserves was raised by only 20 basis points, compared to the 25 basis point increases seen earlier in the cycle of rate hikes. Second, Fed Chairman Powell announced that he will hold a press conference after each Federal Open Market Committee meeting in 2019, eliminating the perception that the Fed could only raise short-term rates at a meeting that is followed by a press conference. The money markets were not immune to the volatility in broader markets, with a wide range of forecasts regarding the frequency of rate hikes priced into the money market yield curve at various points during the period. The suspension of the federal debt ceiling by Congress until March 2019 unleashed a wave of Treasury bill supply that aided the money markets.

We viewed the steepness of the money market yield curve as attractive relative to the expected pace of rate hikes, and added sufficient duration for the Portfolio to be long to its peer group beginning in May. We plan to continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.63% (Shares class) return, compared with the 1.43% return of the iMoneyNet Fund Average™ — Treasury & Repo Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 2.14% (Shares class).

PORTFOLIO MANAGERS

DANIEL LAROCCO With Northern Trust since 2008

JENNIFER GRECA With Northern Trust since 2000

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2018

TOTAL RETURN	SHARES	PREMIER SHARES(1)	IMONEYNET FUND AVERAGE™ — TREASURY & REPO INSTL

ONE YEAR	1.63%	1.58%	1.43%

FIVE YEAR	0.51	NA	0.41

TEN YEAR	0.28	NA	0.22

(1)	Premier shares commenced operations on August 1, 2016.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before November 13, 2019 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfollios to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

Information about Investment Considerations and Index Definitions can be found on pages 65 and 66.

OVERNIGHT (1 BUSINESS DAY)	53.4%
2 - 15 DAYS	13.2
16 - 30 DAYS	2.6
31 - 60 DAYS	2.8
61 - 97 DAYS	8.5
98 - 180 DAYS	7.8
181 - 270 DAYS	5.2
271 - 366 DAYS	6.5

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Following a very steady 2017 for global investment markets, significant volatility returned to the markets during much of 2018. After reaching all-time highs in the first and third quarters, U.S. stocks sold off in the fourth quarter. Bond markets were similarly volatile, with yields grinding higher until October, only to experience a sharp move lower in sympathy with the “risk off” tone of the broader markets. The yield curve continued to flatten meaningfully as the federal funds target range was raised by 25 basis points four times during the past one-year period ended November 30, 2018. The Federal Reserve’s (Fed’s) June 2018 meeting also confirmed our expectations surrounding two important developments for money markets: First, as previewed in May, the rate paid on excess reserves was raised by only 20 basis points, compared to the 25 basis point increases seen earlier in the cycle of rate hikes. Second, Fed Chairman Powell announced that he will hold a press conference after each Federal Open Market Committee meeting in 2019, eliminating the perception that the Fed could only raise short-term rates at a meeting that is followed by a press conference. The money markets were not immune to the volatility in broader markets, with a wide range of forecasts regarding the frequency of rate hikes priced into the money market yield curve at various points during the period. The suspension of the federal debt ceiling by Congress until March 2019 unleashed a wave of Treasury bill supply that aided the money markets.

We viewed the steepness of the money market yield curve as attractive relative to the expected pace of rate hikes, and added sufficient duration for the Portfolio to be long to its peer group beginning in May. We plan to continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.54% (Shares class) return, compared with the 1.44% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 2.04% (Shares class).

PORTFOLIO MANAGERS

DANIEL LAROCCO With Northern Trust since 2008
PETER YI With Northern Trust since 2000

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2018

TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ — GOVT/ AGENCIES INSTL

ONE YEAR	1.54%	1.54%	1.44%

FIVE YEAR	0.46	0.46	0.43

TEN YEAR	0.25	0.24	0.25

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before November 13, 2019 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet Money
Fund Report Averages, which are composites of
professionally managed money market investments with
similar investment objectives.

Information about Investment Considerations and
Index Definitions can be found on pages 65 and 66.

OVERNIGHT (1 BUSINESS DAY)	34.8%
2 - 15 DAYS	16.7
16 - 30 DAYS	14.0
31 - 60 DAYS	9.3
61 - 97 DAYS	5.5
98 - 180 DAYS	11.5
181 - 270 DAYS	4.4
271 - 366 DAYS	3.8

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Following a very steady 2017 for global investment markets, significant volatility returned to the markets during much of 2018. After reaching all-time highs in the first and third quarters, U.S. stocks sold off in the fourth quarter. Bond markets were similarly volatile, with yields grinding higher until October, only to experience a sharp move lower in sympathy with the “risk off” tone of the broader markets. The yield curve continued to flatten meaningfully as the federal funds target range was raised by 25 basis points four times during the past one-year period ended November 30, 2018. The Federal Reserve’s (Fed’s) June 2018 meeting also confirmed our expectations surrounding two important developments for money markets: First, as previewed in May, the rate paid on excess reserves was raised by only 20 basis points, compared to the 25 basis point increases seen earlier in the cycle of rate hikes. Second, Fed Chairman Powell announced that he will hold a press conference after each Federal Open Market Committee meeting in 2019, eliminating the perception that the Fed could only raise short-term rates at a meeting that is followed by a press conference. The money markets were not immune to the volatility in broader markets, with a wide range of forecasts regarding the frequency of rate hikes priced into the money market yield curve at various points during the period. The suspension of the federal debt ceiling by Congress until March 2019 unleashed a wave of Treasury bill supply that aided the money markets.

We viewed the steepness of the money market yield curve as attractive relative to the expected pace of rate hikes, and added sufficient duration for the Portfolio to be long to its peer group beginning in May. We plan to continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.58% (Shares class) return, compared with the 1.44% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 2.07% (Shares class).

PORTFOLIO MANAGERS

DANIEL LAROCCO With Northern Trust since 2008
PETER YI With Northern Trust since 2000

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2018

TOTAL RETURN	SHARES	SERVICE SHARES	WILLIAMS CAPITAL SHARES(1)	IMONEYNET FUND AVERAGE™ — GOVT/ AGENCIES INSTL

ONE YEAR	1.58%	1.58%	1.58%	1.44%

FIVE YEAR	0.49	0.49	NA	0.43

TEN YEAR	0.27	0.26	NA	0.25

(1)	Williams Capital Shares commenced operations on September 15, 2014.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. The Williams Capital Shares are offered exclusively to clients of The Williams Capital Group, L.P. Williams Capital Group, L.P., is not affiliated with Northern Funds Distributors, LLC or Northern Trust.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before November 13, 2019 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

Information about Investment Considerations and Index Definitions can be found on pages 65 and 66.

OVERNIGHT (1 BUSINESS DAY)	49.3%
2 - 15 DAYS	4.6
16 - 30 DAYS	8.5
31 - 60 DAYS	12.9
61 - 97 DAYS	6.6
98 - 180 DAYS	11.0
181 - 270 DAYS	3.7
271 - 366 DAYS	3.4

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Strong demand for short-term municipal investments represented a consistent theme throughout most of 2018. With year-over-year municipal issuance lower compared with 2017, there was significant demand for short-term municipal investments from traditional money market investors as well as from bond funds. During the 12-month period ended November 30, 2018, Northern Trust’s managers worked carefully to maintain a Portfolio that would produce attractive tax-exempt returns while minimizing net asset value fluctuation. The managers were able to achieve this goal by purchasing a combination of municipal fixed-rate notes along with daily and weekly municipal variable rate demand notes, or VRDNs.

For the one-year period ended November 30, 2018, highly liquid daily and weekly municipal VRDNs comprised approximately 95% of Portfolio holdings. These par securities anchored the Portfolio’s net asset value and provided a strong level of liquidity, as municipal VRDNs offer investors the option to tender the security at par value within five business days. The Northern Institutional Municipal Money Market Portfolio offered institutional investors tax-exempt return, a diversified municipal portfolio, and liquidity throughout the 12-month period.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.18% (Shares class) return, compared with the 1.15% return of the iMoneyNet Fund Average™ — Tax-Free Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 1.54% (Share class).

PORTFOLIO MANAGERS

KURT STOEBER With Northern Trust since 2000

RICK ZAVALA With Northern Trust since 1999

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2018

TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ —TAX-FREE INSTL

ONE YEAR	1.18%	1.18%	1.15%

FIVE YEAR	0.41	0.41	0.40

TEN YEAR	0.27	0.23	0.26

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before November 13, 2019 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

Information about Investment Considerations and Index Definitions can be found on pages 65 and 66.

OVERNIGHT (1 BUSINESS DAY)	34.3%
2 - 15 DAYS	62.5
271 - 366 DAYS	3.2

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Income from the Municipal Portfolio may be subject to federal alternative minimum tax (AMT) and state and local taxes.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

PRIME OBLIGATIONS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Following a very steady 2017 for global investment markets, significant volatility returned to the markets during much of 2018. After reaching all-time highs in the first and third quarters, U.S. stocks sold off in the fourth quarter. Bond markets were similarly volatile, with yields grinding higher until October, only to experience a sharp move lower in sympathy with the “risk off” tone of the broader markets. The yield curve continued to flatten meaningfully as the federal funds target range was raised by 25 basis points four times during the one-year period ended November 30, 2018. The Federal Reserve’s (Fed’s) June 2018 meeting also confirmed our expectations surrounding two important developments for money markets: First, as previewed in May, the rate paid on excess reserves was raised by only 20 basis points, compared to the 25 basis point increases seen earlier in the cycle of rate hikes. Second, Fed Chairman Powell announced that he will hold a press conference after each Federal Open Market Committee meeting in 2019, eliminating the perception that the Fed could only raise short-term rates at a meeting that is followed by a press conference. After three-month LIBOR rose over 60 basis points in the first quarter, it only increased 10 basis points over the next two quarters. Yet in the fourth quarter, credit spreads began to widen and three-month LIBOR increased meaningfully.

We viewed the steepness of the money market yield curve as attractive relative to the expected pace of rate hikes, and added sufficient duration for the Portfolio to be long to its peer group beginning in May. We plan to continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.88% (Shares class) return, compared with the 1.67% return of the iMoneyNet Fund Average™ — First Tier Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 2.33% (Shares class).

PORTFOLIO MANAGERS

JENNIFER GRECA With Northern Trust since 2000

PETER YI With Northern Trust since 2000

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2018

TOTAL RETURN	SHARES	SERVICE SHARES(1)	IMONEYNET FUND AVERAGE™ — FIRST TIER INSTL

ONE YEAR	1.88%	N/A	1.67%

FIVE YEAR	0.68	N/A	0.56

TEN YEAR	0.42	N/A	0.35

(1)	Service shares resumed operations on May 3, 2018.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before November 13, 2019 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

Information about Investment Considerations and Index Definitions can be found on pages 65 and 66.

OVERNIGHT (1 BUSINESS DAY)	32.1%
2 - 15 DAYS	10.3
16 - 30 DAYS	7.6
31 - 60 DAYS	20.2
61 - 97 DAYS	20.7
98 - 180 DAYS	6.5
181 - 270 DAYS	2.6

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

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NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2018

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$19,101,869	$7,505,829	$14,104,467	$383,215	$2,553,088
Repurchase agreements, at value	18,847,447	5,731,288	10,024,096	—	485,691
Cash	741,758	281,957	232,578	45	611
Interest income receivable	37,467	10,458	16,351	648	3,958
Receivable for securities sold	—	—	—	7,996	—
Receivable from affiliates for expense reimbursements	228	132	160	7	19
Prepaid and other assets	186	87	144	33	19
Total Assets	38,728,955	13,529,751	24,377,796	391,944	3,043,386

LIABILITIES:
Payable for securities purchased	115,892	27,461	39,479	—	20,000
Payable for fund shares redeemed	263,412	278,058	2,797	13	—
Distributions payable to shareholders	62,739	22,092	40,302	483	5,600
Payable to affiliates:
Management fees	3,929	2,518	3,543	58	317
Custody fees	324	119	213	4	27
Shareholder servicing fees	1,358	—	—	—	—
Transfer agent fees	454	164	295	5	36
Trustee fees	27	102	64	2	4
Accrued other liabilities	165	68	93	30	41
Total Liabilities	448,300	330,582	86,786	595	26,025

Net Assets	$38,280,655	$13,199,169	$24,291,010	$391,349	$3,017,361

ANALYSIS OF NET ASSETS:
Capital stock	$38,280,290	$13,199,009	$24,290,873	$391,350	$3,017,261
Distributable earnings (loss)	365	160	137	(1)	100
Net Assets	$38,280,655	$13,199,169	$24,291,010	$391,349	$3,017,361

Net Assets:
Shares	$4,231,663	$13,197,876	$23,961,606	$390,060	$3,011,041
Service Shares	—	1,293	113,037	1,289	6,320
Premier Shares	34,048,992	—	—	—	—
Williams Capital Shares	—	—	216,367	—	—
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	4,231,465	13,197,683	23,961,493	390,084	3,011,011
Service Shares	—	1,293	113,034	1,289	6,320
Premier Shares	34,048,825	—	—	—	—
Williams Capital Shares	—	—	216,366	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$0.9999	$1.0000
Service Shares	—	1.00	1.00	0.9999	1.0000
Premier Shares	1.00	—	—	—	—
Williams Capital Shares	—	—	1.00	—	—

Investments, at cost	$19,101,869	$7,505,829	$14,104,467	$383,213	$2,553,031
Repurchase agreements, at cost	18,847,447	5,731,288	10,024,096	—	485,691

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  8  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2018

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$710,839	$242,783	$431,323	$4,676	$59,481
Income from affiliates (Note 5)	2,365	347	1,381	—	—
Total Investment Income	713,204	243,130	432,704	4,676	59,481

EXPENSES:
Management fees	53,132	31,460	43,971	606	3,772
Custody fees	4,339	1,444	2,596	8	324
Transfer agent fees	6,131	2,052	3,665	51	435
Blue sky fees	61	55	72	53	84
SEC fees	147	195	78	3	6
Printing fees	62	24	38	3	—
Audit fees	40	27	26	13	14
Legal fees	223	112	156	60	67
Shareholder servicing fees	17,109	—	—	—	—
Trustee fees	543	177	322	11	33
Other	645	234	421	22	75

Total Expenses	82,432	35,780	51,345	830	4,810
Less expenses contractually reimbursed by investment adviser	(3,104)	(1,245)	(1,856)	(123)	(367)
Less custodian credits	(71)	(60)	(120)	(15)	(36)
Net Expenses	79,257	34,475	49,369	692	4,407

Net Investment Income	633,947	208,655	383,335	3,984	55,074

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	428	210	187	—	46
Net change in unrealized appreciation (depreciation) on:
Investments	—	—	—	16	(79)
Net Gains (Losses)	428	210	187	16	(33)

Net Increase in Net Assets Resulting from Operations	$634,375	$208,865	$383,522	$4,000	$55,041

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  9  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2018	2017	2018	2017

OPERATIONS:
Net investment income	$633,947	$263,971	$208,655	$34,105
Net realized gains	428	588	210	22
Net change in unrealized appreciation (depreciation)	—	—	—	—
Net Increase in Net Assets Resulting from Operations	634,375	264,559	208,865	34,127

CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(7,635,940)	2,076,608	(708,040)	8,985,769
Net increase (decrease) in net assets resulting from Service Shares transactions	—	—	(287)	1,005
Net increase in net assets resulting from Premier Shares transactions	541,859	9,030,041	—	—
Net decrease in net assets resulting from Williams Capital Shares transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,094,081)	11,106,649	(708,327)	8,986,774

DISTRIBUTIONS TO SHARES SHAREHOLDERS (Note 9):
Distributable earnings	(96,821)	—	(208,657)	—
From net investment income	—	(73,656)	—	(34,114)
From net realized gains	—	—	—	—
Total Distributions to Shares Shareholders	(96,821)	(73,656)	(208,657)	(34,114)

DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS (Note 9):
Distributable earnings	—	—	(21)	—
From net investment income	—	—	—	(6)
Total Distributions to Service Shares Shareholders	—	—	(21)	(6)

DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS (Note 9):
Distributable earnings	(537,770)	—	—	—
From net investment income	—	(190,527)	—	—
Total Distributions to Premier Shares Shareholders	(537,770)	(190,527)	—	—

DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS (Note 9):
Distributable earnings	—	—	—	—
From net investment income	—	—	—	—
Total Distributions to Williams Capital Shares Shareholders	—	—	—	—

Total Increase (Decrease) in Net Assets	(7,094,297)	11,107,025	(708,140)	8,986,781
NET ASSETS:
Beginning of year	45,374,952	34,267,927	13,907,309	4,920,528
End of year	$38,280,655	$45,374,952	$13,199,169	$13,907,309

Accumulated Undistributed Net Investment Loss (Note 9)	$—	$(1)	$—	$(49)

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio and Prime Obligations Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  10  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO		PRIME OBLIGATIONS PORTFOLIO
2018	2017	2018	2017	2018	2017

$383,335	$154,668	$3,984	$1,858	$55,074	$19,205
187	249	—	3	46	24
—	—	16	(14)	(79)	(165)
383,522	154,917	4,000	1,847	55,041	19,064

406,111	(134,056)	172,296	(529,478)	467,835	832,441
(14,740)	(44,482)	(886)	(1,781)	6,320	(127)
—	—	—	—	—	—
(256,110)	(1,683)	—	—	—	—
135,261	(180,221)	171,410	(531,259)	474,155	832,314

(376,641)	—	(3,965)	—	(55,049)	—
—	(150,743)	—	(1,915)	—	(19,228)
—	—	—	(14)	—	(37)
(376,641)	(150,743)	(3,965)	(1,929)	(55,049)	(19,265)

(1,420)	—	(21)	—	(48)	—
—	(894)	—	(15)	—	(2)
(1,420)	(894)	(21)	(15)	(48)	(2)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(5,524)	—	—	—	—	—
—	(3,204)	—	—	—	—
(5,524)	(3,204)	—	—	—	—

135,198	(180,145)	171,424	(531,356)	474,099	832,111

24,155,812	24,335,957	219,925	751,281	2,543,262	1,711,151
$24,291,010	$24,155,812	$391,349	$219,925	$3,017,361	$2,543,262

$—	$(49)	$—	$(3)	$—	$(4)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  11  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	SHARES
Selected per share data	2018	2017	2016		2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	—	(1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—		—	—
Total from Investment Operations	0.02	0.01	—		—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	—	(1)	— (1)	— (1)
From net realized gains	— (1)	—	—		—	—
Total Distributions Paid	(0.02)	(0.01)	—		—	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(2)	1.63%	0.70%	0.23%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,231,663	$11,867,693	$9,790,988		$16,591,396	$14,705,072
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15	%(3)	0.08%	0.06%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.20	%(3)	0.21%	0.27%
Net investment income, net of waivers, reimbursements and credits	1.46%	0.71%	0.22	%(3)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.45%	0.70%	0.17	%(3)	(0.12)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $ 0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Effective August 1, 2016, the investment adviser reduced the contractual management fee rate paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  12  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	PREMIER
Selected per share data	2018	2017	2016(1)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (2)
Net realized gains (losses)(2)	—	—	—
Total from Investment Operations	0.02	0.01	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (2)
From net realized gains	— (2)	—	—
Total Distributions Paid	(0.02)	(0.01)	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(3)	1.58%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$34,048,992	$33,507,259	$24,476,939
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	1.57%	0.67%	0.21%
Net investment income, before waivers, reimbursements and credits	1.56%	0.66%	0.20%

(1)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  13  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO				SHARES
Selected per share data	2018	2017		2016		2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—		—		—	—
Total from Investment Operations	0.02	0.01		—		—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.02)	(0.01)		—		—	—

Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(3)	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$13,197,876	$13,905,729		$4,919,953		$5,895,274	$5,771,872
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(4)	0.30	%(5)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(4)	0.37%		0.36%	0.37%
Net investment income, net of waivers, reimbursements and credits	1.53%	0.62	%(4)	0.10	%(5)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.52%	0.57	%(4)	0.03%		(0.23)%	(0.27)%

				SERVICE
Selected per share data	2018	2017		2016		2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—		—		—	—
Total from Investment Operations	0.02	0.01		—		—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.02)	(0.01)		—		—	—

Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(3)	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,293	$1,580		$575		$8,842	$26,832
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(4)	0.32	%(5)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(4)	0.36%		0.36%	0.38%
Net investment income, net of waivers, reimbursements and credits	1.50%	0.66	%(4)	0.08	%(5)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.49%	0.61	%(4)	0.04%		(0.23)%	(0.28)%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(5)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  14  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$23,961,606	$23,555,556	$23,689,538	$21,029,825	$19,144,244
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.57%	0.66%	0.20%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.56%	0.65%	0.19%	(0.08)%	(0.19)%

	SERVICE
Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$113,037	$127,777	$172,258	$122,843	$123,842
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.29%
Net investment income, net of waivers, reimbursements and credits	1.59%	0.65%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.58%	0.64%	0.20%	(0.08)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  15  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2018	2017	2016	2015	2014(1)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (2)	— (2)	— (2)
From net realized gains	— (2)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	1.58%	0.66%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$216,367	$472,479	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers and reimbursements	1.54%	0.66%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.53%	0.65%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  16  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0117	0.0057	0.0016 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	— (4)	0.0001	0.0009	— (3)	— (3)
Net increase from payment by affiliate	—	—	— (4)	—	—
Total from Investment Operations	0.0117	0.0058	0.0025	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0117)	(0.0060)	(0.0024)	—	—

Net Asset Value, End of Year	$0.9999	$0.9999	$1.0001	$1.00	$1.00

Total Return(5)	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$390,060	$217,750	$747,324	$4,497,849	$4,671,165
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.21%	0.20%	0.15%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.28%	0.22%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.18%	0.53%	0.16%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.14%	0.45%	0.09%	(0.14)%	(0.19)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  17  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL PORTFOLIO	SERVICE
Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0116	0.0058	0.0018 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	0.0001	— (4)	0.0007	— (3)	— (3)
Net increase from payment by affiliate	—	—	— (4)	—	—
Total from Investment Operations	0.0117	0.0058	0.0025	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0117)	(0.0060)	(0.0024)	—	—

Net Asset Value, End of Year	$0.9999	$0.9999	$1.0001	$1.00	$1.00

Total Return(5)	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,289	$2,175	$3,957	$17,032	$27,399
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.21%	0.20%	0.16%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.28%	0.22%	0.21%	0.29%
Net investment income, net of waivers, reimbursements and credits	1.18%	0.56%	0.18%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.14%	0.48%	0.12%	(0.14)%	(0.20)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  18  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0190 (2)	0.0099	0.0040 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	(0.0004)	(0.0001)	0.0006	— (3)	— (3)
Total from Investment Operations	0.0186	0.0098	0.0046	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.0187)	(0.0099)	(0.0044)	— (3)	— (3)
From net realized gains	—	— (4)	—	—	—
Total Distributions Paid	(0.0187)	(0.0099)	(0.0044)	—	—

Net Asset Value, End of Year	$1.0000	$1.0001	$1.0002	$1.00	$1.00

Total Return(5)	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  19  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SERVICE
Selected per share data	2018	2017(1)	2016	2015	2014	2013

Net Asset Value, Beginning of Year	$1.0000 (2)	$1.0002	$1.0000 (3)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0120 (4)	0.0017 (4)	0.0040 (4)	— (5)	— (5)	— (5)
Net realized and unrealized gains (losses)	0.0001	— (6)	0.0006	— (5)	— (5)	— (5)
Total from Investment Operations	0.0121	0.0017	0.0046	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.0121)	(0.0017)	(0.0044)	— (5)	— (5)	— (5)
From net realized gains	—	— (6)	—	—	—	—
Total Distributions Paid	(0.0121)	(0.0017)	(0.0044)	—	—	—

Net Asset Value, End of Year	$1.0000	$1.0002 (7)	$1.0002	$1.00	$1.00	$1.00

Total Return(8)	1.21%	0.17%	0.46%	0.06%	0.01%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$6,320	$868 (7)	$127	$37,480	$36,591	$36,860
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Expenses, before waivers, reimbursements and credits	0.17%	0.18%	0.17%	0.17%	0.25%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.20%	0.73%	0.40%	0.06%	0.01%	0.05%
Net investment income (loss), before waivers, reimbursements and credits	1.18%	0.70%	0.38%	0.04%	(0.08)%	(0.07)%

(1)	For the period from December 1, 2016 to February 22, 2017.
(2)	Service Shares resumed investment operations on May 3, 2018. The beginning net asset value for Service Shares is the end of day net asset value for Shares on May 2, 2018.
(3)	Transacted at two decimals until October 11, 2016 (see Note 1).
(4)	Net investment income for the year ended was calculated using the average shares outstanding method.
(5)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amounts from net realized gains (losses) and distributions paid from net realized gains was less than $0.0001 per share.
(7)	There were no investors in Service Shares at the year ended November 30, 2017. Net asset value and net assets shown represents net asset value and net assets prior to the final redemption.
(8)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(9)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  20  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 49.9%
U.S. Treasury Bills – 11.0%
2.08%, 12/6/18(1)	$604,000	$603,815
2.07%, 12/11/18(1)	367,200	366,976
2.08%, 1/3/19(1)	250,000	249,523
2.14%, 1/3/19(1)	507,000	505,986
2.15%, 1/31/19(1)	175,000	174,360
2.17%, 2/7/19(1)	98,700	98,294
2.19%, 2/14/19(1)	155,000	154,292
2.34%, 2/21/19(1)	250,000	248,656
2.20%, 2/28/19(1)	250,000	248,637
2.22%, 2/28/19(1)	250,000	248,633
2.25%, 3/7/19(1)	400,000	397,611
2.22%, 4/25/19(1)	140,100	138,859
2.29%, 5/23/19(1)	155,000	153,305
2.48%, 5/23/19(1)	150,000	148,227
2.48%, 5/30/19(1)	250,000	246,912
2.49%, 9/12/19(1)	230,000	225,512

		4,209,598

U.S. Treasury Bonds – 0.4%
2.75%, 2/15/19	165,000	165,173

U.S. Treasury Floating Rate Notes – 18.6%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.38%, 12/1/18(2)	686,800	686,800
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 2.42%, 12/1/18(2)	966,000	965,946
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.43%, 12/1/18(2)	525,000	524,925
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.43%, 12/1/18(2)	791,700	791,654
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.44%, 12/1/18(2)	962,475	962,491
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 2.45%, 12/1/18(2)	1,676,500	1,676,580
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.52%, 12/1/18(2)	1,522,000	1,521,997

		7,130,393

U.S. Treasury Notes – 19.9%
1.13%, 1/15/19	350,000	349,714
1.13%, 2/28/19	600,000	598,389

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 49.9% continued
U.S. Treasury Notes – 19.9% continued
1.38%, 2/28/19	$394,000	$393,217
1.50%, 2/28/19	605,000	603,972
1.50%, 3/31/19	150,000	149,613
1.63%, 3/31/19	245,000	244,471
1.25%, 4/30/19	567,250	564,814
1.63%, 4/30/19	409,000	407,820
3.13%, 5/15/19	1,245,000	1,249,477
1.50%, 5/31/19	569,700	567,264
0.75%, 7/15/19	333,000	329,223
1.38%, 7/31/19	110,750	109,846
1.63%, 7/31/19	381,000	378,551
0.75%, 8/15/19	162,000	159,889
3.63%, 8/15/19	250,000	251,779
1.00%, 8/31/19	200,000	197,737
1.00%, 10/15/19	1,054,000	1,038,952
1.50%, 10/31/19	2,000	1,977

		7,596,705
Total U.S. Government Obligations

(Cost $19,101,869)		19,101,869

Investments, at Amortized Cost

( $19,101,869)		19,101,869

REPURCHASE AGREEMENTS – 49.2%
Joint Repurchase Agreements – 0.4%(3) (4)
Bank of America Securities LLC, dated 11/30/18, repurchase price $73,433 2.21%, 12/7/18	73,401	73,401
Societe Generale, New York Branch, dated 11/30/18, repurchase price $73,434 2.27%, 12/7/18	73,401	73,401

		146,802

Repurchase Agreements – 48.8%(5)
Barclays Capital, Inc., dated 11/30/18, repurchase price $1,615,305 2.27%, 12/3/18	1,615,000	1,615,000
Barclays Capital, Inc., dated 11/30/18, repurchase price $600,114 2.27%, 12/3/18	600,000	600,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  21  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.2% continued
Repurchase Agreements – 48.8% (5) continued
Barclays Capital, Inc., dated 11/30/18, repurchase price $100,019 2.27%, 12/3/18	$100,000	$100,000
BMO Capital Markets Corp., dated 11/30/18 repurchase price $325,061 2.27%, 12/3/18	325,000	325,000
BNP Paribas S.A., dated 11/30/18, repurchase price $1,300,247 2.28%, 12/3/18	1,300,000	1,300,000
BNP Paribas S.A., dated 11/27/18, repurchase price $750,319 2.19%, 12/4/18	750,000	750,000
BNP Paribas S.A., dated 11/29/18, repurchase price $1,001,234 2.22%, 12/19/18	1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $310,704 2.27%, 12/3/18	310,645	310,645
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $250,047 2.27%, 12/3/18	250,000	250,000
Deutsche Bank A.G., dated 11/30/18, repurchase price $750,143 2.29%, 12/3/18	750,000	750,000
Deutsche Bank Securities, Inc., dated 11/30/18, repurchase price $200,036 2.16%, 12/3/18	200,000	200,000
Deutsche Bank Securities, Inc., dated 11/30/18, repurchase price $25,005 2.29%, 12/3/18	25,000	25,000
Goldman Sachs & Co., dated 11/28/18, repurchase price $500,182 2.18%, 12/5/18	500,000	500,000
Goldman Sachs & Co., dated 11/30/18, repurchase price $1,000,124 2.22%, 12/7/18	1,000,000	1,000,000
HSBC Securities (USA), Inc., dated 11/30/18, repurchase price $1,505,284 2.27%, 12/3/18	1,505,000	1,505,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.2% continued
Repurchase Agreements – 48.8% (5) continued
HSBC Securities (USA), Inc., dated 11/28/18, repurchase price $1,550,566 2.19%, 12/5/18	$1,550,000	$1,550,000
ING Financial Markets LLC, dated 11/30/18, repurchase price $250,047 2.27%, 12/3/18	250,000	250,000
ING Financial Markets LLC, dated 11/27/18, repurchase price $100,042 2.18%, 12/4/18	100,000	100,000
ING Financial Markets LLC, dated 11/28/18, repurchase price $300,110 2.19%, 12/5/18	300,000	300,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $710,134 2.27%, 12/3/18	710,000	710,000
NatWest Markets PLC, dated 11/30/18, repurchase price $1,705,322 2.27%, 12/3/18	1,705,000	1,705,000
Royal Bank of Canada, New York Branch, dated 11/30/18, repurchase price 1,600,301 2.26%, 12/3/18	1,600,000	1,600,000
Societe Generale S.A., dated 11/30/18, repurchase price $1,230,233 2.27%, 12/3/18	1,230,000	1,230,000
Societe Generale, New York Branch, dated 11/30/18, repurchase price $525,099 2.27%, 12/3/18	525,000	525,000
TD Securities (USA) LLC, dated 11/30/18, repurchase price $500,095 2.27%, 12/3/18	500,000	500,000

		18,700,645

Total Repurchase Agreements

(Cost $18,847,447)		18,847,447

Total Investments – 99.1%

(Cost $37,949,316)		37,949,316
Other Assets less Liabilities – 0.9%		331,339

NET ASSETS – 100.0%		$38,280,655

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  22  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$148,976	0.13% — 1.88%	4/15/19 — 7/15/19

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$396,689	0.00%	1/8/19 — 9/12/19
U.S. Treasury Bonds	$6,450,669	0.00% — 8.13%	2/15/19 — 11/15/48
U.S. Treasury Notes	$12,244,405	0.00% — 3.63%	12/31/18 — 7/15/28

Total	$19,091,763

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$37,949,316	$—	$37,949,316

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE STATEMENT OF INVESTMENT:

3M - 3 Month

MMY - Money Market Yield

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  23  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 40.8%(1)
Federal Farm Credit Bank – 15.1%
FFCB Bonds,
2.30%, 6/11/19	$29,000	$28,990
FFCB Discount Notes,
1.73%, 12/4/18(2)	25,000	24,996
2.03%, 12/11/18(2)	25,000	24,986
2.10%, 12/11/18(2)	10,000	9,994
1.83%, 1/4/19(2)	11,000	10,981
2.07%, 1/16/19(2)	45,000	44,883
2.23%, 1/25/19(2)	5,000	4,983
2.25%, 2/11/19(2)	4,000	3,982
2.33%, 2/14/19(2)	10,000	9,952
2.24%, 2/21/19(2)	10,000	9,950
2.27%, 2/26/19(2)	15,000	14,919
2.26%, 2/27/19(2)	4,000	3,978
2.25%, 3/11/19(2)	7,000	6,957
2.29%, 3/18/19(2)	5,000	4,966
2.26%, 3/19/19(2)	4,000	3,973
2.28%, 3/22/19(2)	9,000	8,938
2.26%, 3/28/19(2)	12,000	11,913
2.18%, 4/5/19(2)	4,000	3,970
2.17%, 4/9/19(2)	13,000	12,900
2.26%, 4/10/19(2)	13,000	12,895
2.26%, 4/18/19(2)	16,000	15,863
2.28%, 4/25/19(2)	21,000	20,810
2.34%, 4/30/19(2)	4,000	3,961
2.35%, 5/2/19(2)	4,000	3,961
2.34%, 5/3/19(2)	11,000	10,892
2.29%, 5/8/19(2)	20,000	19,802
2.36%, 5/20/19(2)	6,000	5,934
2.38%, 5/21/19(2)	25,000	24,721
2.54%, 5/23/19(2)	7,000	6,916
2.30%, 5/28/19(2)	20,000	19,776
2.42%, 7/9/19(2)	15,000	14,781
2.60%, 7/16/19(2)	30,000	29,516
2.56%, 7/22/19(2)	40,000	39,348
2.56%, 7/23/19(2)	30,000	29,509
2.61%, 7/31/19(2)	30,000	29,482
2.64%, 8/6/19(2)	10,875	10,680
2.45%, 8/12/19(2)	10,000	9,829
2.66%, 8/22/19(2)	67,000	65,713
2.67%, 9/3/19(2)	20,000	19,597
2.68%, 9/10/19(2)	20,000	19,585
2.68%, 9/16/19(2)	10,000	9,788

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.8% (1) continued
Federal Farm Credit Bank – 15.1% continued
2.68%, 9/17/19(2)	$20,000	$19,575
2.69%, 9/17/19(2)	42,000	41,103
2.69%, 9/24/19(2)	9,000	8,803
2.71%, 10/15/19(2)	20,000	19,528
2.72%, 10/28/19(2)	15,000	14,630
2.73%, 10/31/19(2)	4,000	3,900
2.74%, 11/20/19(2)	15,000	14,602
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%), 2.19%, 12/1/18(3)	130,000	129,994
(Floating, U.S. Federal Funds + 0.01%), 2.21%, 12/1/18(3)	45,200	45,203
(Floating, U.S. Federal Funds + 0.02%), 2.22%, 12/1/18(3)	53,000	52,997
(Floating, ICE LIBOR USD 1M - 0.07%), 2.23%, 12/1/18(3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.03%), 2.23%, 12/1/18(3)	85,000	84,952
(Floating, U.S. Federal Funds + 0.13%), 2.33%, 12/1/18(3)	45,000	45,000
(Floating, U.S. Federal Funds + 0.15%), 2.35%, 12/1/18(3)	45,000	44,992
(Floating, ICE LIBOR USD 1M - 0.06%), 2.25%, 12/2/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.22%, 12/3/18(4)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.22%, 12/3/18(3)	35,000	34,999
(Floating, ICE LIBOR USD 1M - 0.09%), 2.23%, 12/3/18(3)	100,000	99,997
(Floating, ICE LIBOR USD 1M - 0.07%), 2.24%, 12/3/18(4)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.27%, 12/6/18(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.26%, 12/8/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/11/18(3)	15,000	14,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/13/18(3)	30,000	29,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.24%, 12/13/18(3)	45,000	44,996
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/16/18(3)	37,000	37,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.27%, 12/20/18(3)	70,000	70,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  24  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.8% (1) continued
Federal Farm Credit Bank – 15.1% continued
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/23/18(3)	$40,000	$39,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.24%, 12/25/18(3)	17,000	17,000
(Floating, ICE LIBOR USD 1M + 0.00%), 2.32%, 12/25/18(3)	32,000	32,017
(Floating, ICE LIBOR USD 3M - 0.14%), 2.23%, 12/27/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.26%, 1/1/19(3)	60,000	60,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.48%, 2/13/19(3)	50,000	50,000

		1,989,855

Federal Home Loan Bank – 25.5%
FHLB Bonds,
2.50%, 5/20/19	65,000	64,992
1.50%, 10/21/19	35,000	34,614
FHLB Discount Notes,
2.16%, 12/19/18(2)	155,000	154,833
2.17%, 12/19/18(2)	90,000	89,902
2.21%, 1/2/19(2)	60,000	59,883
2.15%, 1/4/19(2)	55,000	54,890
2.17%, 1/7/19(2)	33,000	32,927
2.18%, 1/7/19(2)	75,000	74,833
2.20%, 1/7/19(2)	21,000	20,953
2.16%, 1/8/19(2)	95,000	94,784
2.17%, 1/8/19(2)	125,000	124,716
2.15%, 1/11/19(2)	110,000	109,732
2.17%, 1/11/19(2)	203,000	202,505
2.17%, 1/15/19(2)	25,000	24,933
2.26%, 1/17/19(2)	60,000	59,824
2.37%, 2/13/19(2)	95,000	94,538
2.38%, 2/20/19(2)	27,000	26,856
2.39%, 3/1/19(2)	75,000	74,553
2.27%, 3/8/19(2)	27,000	26,836
2.38%, 3/11/19(2)	30,000	29,803
2.38%, 3/20/19(2)	70,000	69,499
2.38%, 3/21/19(2)	90,000	89,350
2.39%, 3/21/19(2)	90,000	89,341
2.40%, 3/21/19(2)	190,000	188,617
2.41%, 3/21/19(2)	45,000	44,672
2.28%, 4/24/19(2)	25,000	24,775

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.8% (1) continued
Federal Home Loan Bank – 25.5% continued
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%), 2.17%, 12/1/18(3)	$90,000	$90,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/4/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/4/18(3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.23%, 12/11/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.22%, 12/15/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.21%, 12/17/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.20%, 12/20/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.22%, 12/20/18(3)	33,000	33,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/22/18(3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/23/18(3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.27%, 12/23/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/24/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.19%, 12/25/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.12%), 2.20%, 12/25/18(3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.23%, 12/26/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/26/18(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.26%, 12/27/18(3)	150,000	150,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.25%, 1/5/19(3)	16,000	16,012
(Floating, ICE LIBOR USD 1M - 0.07%), 2.28%, 1/5/19(3)	135,000	135,000
(Floating, ICE LIBOR USD 3M - 0.20%), 2.48%, 2/26/19(3)	65,000	65,000

		3,370,173

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  25  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.8% (1) continued
Federal National Mortgage Association – 0.2%
FNMA Notes,
(Floating, United States SOFR + 0.10%), 2.34%, 12/1/18(3)	$25,000	$25,000

Total U.S. Government Agencies

(Cost $5,385,028)		5,385,028

U.S. GOVERNMENT OBLIGATIONS – 16.1%
U.S. Treasury Bills – 1.8%
2.15%, 1/31/19(2)	55,000	54,799
2.19%, 2/14/19(2)	55,000	54,749
2.29%, 5/23/19(2)	55,000	54,399
2.49%, 9/12/19(2)	75,000	73,536

		237,483

U.S. Treasury Bonds – 0.4%
2.75%, 2/15/19	55,000	55,057

U.S. Treasury Floating Rate Notes – 3.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.38%, 12/1/18(3)	60,000	59,966
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.43%, 12/1/18(3)	85,000	84,986
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.43%, 12/1/18(3)	50,000	49,995
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.44%, 12/1/18(3)	21,000	21,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.52%, 12/1/18(3)	203,000	203,002

		418,949

U.S. Treasury Notes – 10.7%
1.13%, 1/15/19	113,000	112,881
1.13%, 2/28/19	35,000	34,911
1.38%, 2/28/19	98,000	97,805
1.50%, 2/28/19	80,000	79,865
1.63%, 3/31/19	105,000	104,773
1.25%, 4/30/19	106,000	105,559
1.63%, 4/30/19	212,000	211,383
3.13%, 5/15/19	225,000	225,794
1.38%, 7/31/19	50,000	49,595
1.63%, 7/31/19	180,000	178,840
0.75%, 8/15/19	60,000	59,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 16.1% continued
U.S. Treasury Notes – 10.7% continued
3.63%, 8/15/19	$40,000	$40,275
1.00%, 10/15/19	110,000	108,413

		1,409,312

Total U.S. Government Obligations

(Cost $2,120,801)		2,120,801

Investments, at Amortized Cost

( $7,505,829)		7,505,829

REPURCHASE AGREEMENTS – 43.4%
Joint Repurchase Agreements – 1.1%(5) (6)
Bank of America Securities LLC, dated 11/30/18, repurchase price $76,426 2.21%, 12/7/18	76,393	76,393
Societe Generale, New York Branch, dated 11/30/18, repurchase price $76,427 2.27%, 12/7/18	76,393	76,393

		152,786

Repurchase Agreements – 42.3%(7)
Bank of America N.A., dated 11/30/18, repurchase price $555,106 2.29%, 12/3/18	555,000	555,000
Bank of Nova Scotia, dated 11/30/18, repurchase price $430,081 2.27%, 12/3/18	430,000	430,000
Bank of Nova Scotia, dated 11/30/18, repurchase price $715,136 2.29%, 12/3/18	715,000	715,000
Barclays Capital, Inc., dated 11/30/18, repurchase price $75,014 2.27%, 12/3/18	75,000	75,000
Barclays Capital, Inc., dated 11/30/18, repurchase price $50,009 2.27%, 12/3/18	50,000	50,000
BNP Paribas S.A., dated 11/30/18, repurchase price $100,019 2.29%, 12/3/18	100,000	100,000
BNP Paribas S.A., dated 11/29/18, repurchase price $275,341 2.23%, 12/19/18	275,000	275,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  26  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 43.4% continued
Repurchase Agreements – 42.3% (7) continued
BNP Paribas S.A., dated 11/26/18, repurchase price $200,308 2.22%, 12/21/18	$200,000	$200,000
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $122,996 2.27%, 12/3/18	122,973	122,973
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $5,530 2.29%, 12/3/18	5,529	5,529
Goldman Sachs & Co., dated 11/30/18, repurchase price $475,090 2.27%, 12/3/18	475,000	475,000
HSBC Securities (USA), Inc., dated 11/28/18, repurchase price $1,000,366 2.20%, 12/5/18	1,000,000	1,000,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $725,138 2.29%, 12/3/18	725,000	725,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $100,019 2.29%, 12/3/18	100,000	100,000
Royal Bank of Canada, New York Branch, dated 11/27/18, repurchase price $500,214 2.20%, 12/4/18	500,000	500,000
Royal Bank of Canada, New York Branch, dated 11/28/18, repurchase price $250,092 2.20%, 12/5/18	250,000	250,000

		5,578,502
Total Repurchase Agreements

(Cost $5,731,288)		5,731,288

Total Investments – 100.3%

(Cost $13,237,117)		13,237,117
Liabilities less Other Assets – (0.3%)		(37,948)

NET ASSETS – 100.0%		$13,199,169

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$155,048	0.13% — 1.88%	4/15/19 — 7/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$535,015	0.00% — 5.75%	12/3/18 — 9/10/38
FHLMC	$1,379,368	0.00% — 7.50%	7/26/19 — 11/1/48
FNMA	$1,762,747	0.00% — 7.13%	10/9/19 — 9/1/56
GNMA	$1,005,357	2.50% — 7.00%	9/15/24 — 5/15/58
TVA	$39,843	0.00% — 3.50%	5/1/20 — 12/15/42
U.S. Treasury Bills	$191,980	0.00%	12/11/18 —11/7/19
U.S. Treasury Bonds	$166,147	0.00% — 8.13%	2/15/19 — 11/15/48
U.S. Treasury Notes	$646,152	1.00% — 3.63%	1/31/19 — 11/15/28

Total	$5,726,609

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$13,237,117	$—	$13,237,117

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  27  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	NOVEMBER 30, 2018

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

SOFR - Secured Overnight Financing Rate

TVA - Tennessee Valley Authority

USD - United States Dollar

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  28  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 43.6% (1)
Federal Farm Credit Bank – 15.6%
FFCB Bonds,
2.30%, 6/11/19	$50,305	$50,287
FFCB Discount Notes,
2.11%, 12/4/18(2)	15,000	14,997
2.12%, 12/4/18(2)	15,000	14,997
2.09%, 12/10/18(2)	17,000	16,991
2.10%, 12/11/18(2)	20,000	19,989
2.22%, 12/17/18(2)	40,000	39,961
1.83%, 1/2/19(2)	15,000	14,976
2.17%, 1/3/19(2)	45,000	44,912
1.83%, 1/4/19(2)	20,000	19,966
2.18%, 1/4/19(2)	13,000	12,974
2.18%, 1/24/19(2)	25,000	24,919
2.23%, 1/25/19(2)	10,000	9,966
2.34%, 2/4/19(2)	44,000	43,814
2.23%, 2/8/19(2)	26,000	25,890
2.25%, 2/11/19(2)	9,000	8,960
2.24%, 2/21/19(2)	17,000	16,914
2.27%, 2/26/19(2)	15,000	14,919
2.26%, 2/27/19(2)	9,000	8,951
2.24%, 3/5/19(2)	50,000	49,712
2.25%, 3/11/19(2)	13,000	12,920
2.29%, 3/18/19(2)	10,000	9,933
2.26%, 3/19/19(2)	9,000	8,940
2.19%, 3/22/19(2)	14,000	13,907
2.28%, 3/22/19(2)	16,000	15,889
2.26%, 3/28/19(2)	23,000	22,833
2.18%, 4/5/19(2)	9,000	8,933
2.17%, 4/9/19(2)	25,000	24,808
2.26%, 4/12/19(2)	24,000	23,804
2.26%, 4/18/19(2)	29,000	28,752
2.28%, 4/25/19(2)	39,000	38,647
2.34%, 4/30/19(2)	9,000	8,913
2.35%, 5/2/19(2)	9,000	8,912
2.34%, 5/3/19(2)	22,000	21,784
2.29%, 5/8/19(2)	30,000	29,702
2.36%, 5/20/19(2)	12,000	11,868
2.38%, 5/21/19(2)	50,000	49,442
2.54%, 5/23/19(2)	13,000	12,844
2.30%, 5/28/19(2)	30,000	29,663
2.54%, 5/28/19(2)	20,000	19,753
2.36%, 6/10/19(2)	17,000	16,790
2.35%, 6/17/19(2)	22,000	21,719

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.6% (1) continued
Federal Farm Credit Bank – 15.6% continued
2.39%, 7/3/19(2)	$22,000	$21,691
2.42%, 7/9/19(2)	30,000	29,562
2.45%, 8/12/19(2)	25,000	24,573
2.67%, 8/26/19(2)	15,000	14,706
2.67%, 9/3/19(2)	30,000	29,395
2.68%, 9/10/19(2)	25,000	24,481
2.68%, 9/16/19(2)	18,000	17,619
2.68%, 9/17/19(2)	30,000	29,362
2.69%, 9/17/19(2)	23,000	22,509
2.69%, 9/24/19(2)	17,000	16,628
2.71%, 10/15/19(2)	30,000	29,293
2.72%, 10/28/19(2)	25,000	24,384
2.73%, 10/31/19(2)	6,000	5,850
2.79%, 11/1/19(2)	4,000	3,898
2.74%, 11/20/19(2)	20,000	19,469
FFCB Notes,
(Floating, U.S. Federal Funds - 0.03%), 2.18%, 12/1/18(3)	100,000	99,975
(Floating, U.S. Federal Funds - 0.01%), 2.19%, 12/1/18(3)	139,500	139,489
(Floating, U.S. Federal Funds + 0.00%), 2.20%, 12/1/18(3)	115,000	115,000
(Floating, U.S. Federal Funds + 0.02%), 2.22%, 12/1/18(3)	11,000	10,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.23%, 12/1/18(3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.03%), 2.23%, 12/1/18(3)	150,000	149,912
(Floating, U.S. Federal Funds + 0.12%), 2.32%, 12/1/18(3)	38,000	37,992
(Floating, U.S. Federal Funds + 0.13%), 2.33%, 12/1/18(3)	75,000	75,000
(Floating, U.S. Federal Funds + 0.15%), 2.35%, 12/1/18(3)	30,000	29,994
(Floating, ICE LIBOR USD 1M - 0.09%), 2.22%, 12/2/18(3)	130,000	129,991
(Floating, ICE LIBOR USD 1M - 0.06%), 2.25%, 12/2/18(3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.22%, 12/3/18(4)	52,000	52,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.24%, 12/3/18(4)	70,000	70,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.22%, 12/7/18(3)	150,000	149,999
(Floating, ICE LIBOR USD 1M - 0.11%), 2.21%, 12/8/18(3)	150,000	149,993

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  29  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.6% (1) continued
Federal Farm Credit Bank – 15.6% continued
(Floating, ICE LIBOR USD 1M - 0.03%), 2.29%, 12/9/18(3)	$50,000	$50,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/11/18(3)	30,000	29,998
(Floating, ICE LIBOR USD 1M - 0.10%), 2.22%, 12/13/18(3)	175,000	174,995
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/13/18(3)	130,000	129,994
(Floating, ICE LIBOR USD 1M - 0.08%), 2.24%, 12/13/18(3)	80,000	79,993
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/16/18(3)	131,000	130,999
(Floating, ICE LIBOR USD 1M - 0.09%), 2.21%, 12/20/18(3)	170,000	170,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/23/18(3)	70,000	69,998
(Floating, ICE LIBOR USD 1M - 0.08%), 2.24%, 12/25/18(3)	166,000	165,998
(Floating, ICE LIBOR USD 3M - 0.14%), 2.23%, 12/27/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 3M - 0.15%), 2.30%, 1/17/19(3)	115,000	114,994
(Floating, ICE LIBOR USD 3M - 0.14%), 2.48%, 2/13/19(3)	85,000	85,000

		3,800,584

Federal Home Loan Bank – 28.0%
FHLB Bonds,
2.50%, 5/20/19	110,000	109,986
0.88%, 8/5/19	40,000	39,522
1.50%, 10/21/19	65,285	64,565
FHLB Discount Notes,
2.16%, 12/19/18(2)	195,000	194,790
2.17%, 12/19/18(2)	160,000	159,826
2.21%, 1/2/19(2)	105,000	104,795
2.15%, 1/4/19(2)	864,000	862,270
2.17%, 1/7/19(2)	68,000	67,849
2.18%, 1/7/19(2)	155,000	154,654
2.20%, 1/7/19(2)	42,000	41,906
2.16%, 1/8/19(2)	155,000	154,648
2.17%, 1/8/19(2)	345,000	344,217
2.15%, 1/11/19(2)	195,000	194,525
2.17%, 1/11/19(2)	147,000	146,642
2.17%, 1/15/19(2)	50,000	49,865
2.26%, 1/17/19(2)	105,000	104,691
2.18%, 1/18/19(2)	378,500	377,415

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.6% (1) continued
Federal Home Loan Bank – 28.0% continued
2.37%, 2/13/19(2)	$160,000	$159,221
2.21%, 2/20/19(2)	75,000	74,631
2.22%, 2/20/19(2)	35,000	34,828
2.38%, 2/20/19(2)	52,000	51,722
2.36%, 2/22/19(2)	34,000	33,813
2.39%, 3/1/19(2)	147,000	146,124
2.38%, 3/4/19(2)	84,000	83,486
2.27%, 3/8/19(2)	54,000	53,673
2.38%, 3/11/19(2)	45,000	44,705
2.35%, 3/19/19(2)	45,000	44,679
2.38%, 3/20/19(2)	85,000	84,391
2.33%, 3/21/19(2)	30,000	29,790
2.38%, 3/21/19(2)	160,000	158,844
2.39%, 3/21/19(2)	160,000	158,829
2.40%, 3/21/19(2)	300,000	297,814
2.41%, 3/21/19(2)	85,000	84,382
2.28%, 4/24/19(2)	55,000	54,505
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%), 2.17%, 12/1/18(3)	220,000	219,999
(Floating, ICE LIBOR USD 1M - 0.09%), 2.23%, 12/6/18(3)	225,000	225,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.23%, 12/11/18(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/22/18(3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/23/18(3)	160,000	160,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.27%, 12/23/18(3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/24/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.16%, 12/25/18(3)	185,000	185,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.19%, 12/25/18(3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.12%), 2.20%, 12/25/18(3)	235,000	235,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/26/18(3)	85,000	85,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  30  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.6% (1) continued
Federal Home Loan Bank – 28.0% continued
(Floating, ICE LIBOR USD 1M - 0.07%), 2.28%, 1/5/19(3)	$240,000	$240,000
(Floating, ICE LIBOR USD 3M - 0.20%), 2.48%, 2/26/19(3)	110,000	110,000

		6,790,602
Total U.S. Government Agencies

(Cost $10,591,186)		10,591,186

U.S. GOVERNMENT OBLIGATIONS – 14.4%
U.S. Treasury Bills – 2.7%
2.15%, 1/31/19(2)	105,000	104,616
2.19%, 2/14/19(2)	100,000	99,543
2.29%, 5/23/19(2)	100,000	98,907
2.32%, 6/20/19(2)	200,000	197,432
2.49%, 9/12/19(2)	155,000	151,975

		652,473

U.S. Treasury Bonds – 0.3%
2.75%, 2/15/19	80,000	80,084

U.S. Treasury Floating Rate Notes – 2.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.38%, 12/1/18(3)	109,000	108,938
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.43%, 12/1/18(3)	150,000	149,975
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.43%, 12/1/18(3)	100,000	99,990
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.52%, 12/1/18(3)	210,000	209,996

		568,899

U.S. Treasury Notes – 9.1%
1.13%, 1/15/19	85,000	84,932
1.13%, 2/28/19	55,000	54,860
1.38%, 2/28/19	181,600	181,236
1.50%, 2/28/19	140,000	139,764
1.63%, 3/31/19	195,000	194,578
1.25%, 4/30/19	187,000	186,222
1.63%, 4/30/19	231,000	230,332
3.13%, 5/15/19	460,000	461,623
1.38%, 7/31/19	80,000	79,352
1.63%, 7/31/19	315,000	312,971

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.4% continued
U.S. Treasury Notes – 9.1% continued
0.75%, 8/15/19	$100,000	$98,697
1.00%, 10/15/19	190,000	187,258

		2,211,825
Total U.S. Government Obligations

(Cost $3,513,281)		3,513,281

Investments, at Amortized Cost

( $14,104,467)		14,104,467

REPURCHASE AGREEMENTS – 41.3%(5)
Repurchase Agreements – 41.3%
Bank of America N.A., dated 11/30/18, repurchase price $1,335,255 2.29%, 12/3/18	1,335,000	1,335,000
Bank of Nova Scotia, dated 11/30/18, repurchase price $135,026 2.29%, 12/3/18	135,000	135,000
Barclays Capital, Inc., dated 11/30/18, repurchase price $1,165,220 2.27%, 12/3/18	1,165,000	1,165,000
BNP Paribas S.A., dated 11/30/18, repurchase price $795,152 2.28%, 12/3/18	795,000	795,000
BNP Paribas S.A., dated 11/30/18, repurchase price $375,072 2.30%, 12/3/18	375,000	375,000
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $189,132 2.29%, 12/3/18	189,096	189,096
HSBC Securities (USA), Inc., dated 11/30/18, repurchase price $120,023 2.27%, 12/3/18	120,000	120,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $240,045 2.27%, 12/3/18	240,000	240,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $1,750,334 2.29%, 12/3/18	1,750,000	1,750,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  31  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 41.3% (5) continued
Repurchase Agreements – 41.3% continued
JPMorgan Securities LLC, dated 11/30/18, repurchase price $250,048 2.29%, 12/3/18	$250,000	$250,000
Merrill Lynch, dated 11/30/18, repurchase price $700,134 2.29%, 12/3/18	700,000	700,000
Royal Bank of Canada, New York Branch , dated 11/30/18, repurchase price $850,162 2.29%, 12/3/18	850,000	850,000
Societe Generale S.A., dated 11/30/18, repurchase price $450,085 2.27%, 12/3/18	450,000	450,000
Societe Generale S.A., dated 11/30/18, repurchase price $1,500,287 2.29%, 12/3/18	1,500,000	1,500,000
Societe Generale, New York Branch, dated 11/30/18, repurchase price $170,032 2.29%, 12/3/18	170,000	170,000

		10,024,096

Total Repurchase Agreements

(Cost $10,024,096)		10,024,096

Total Investments – 99.3%

(Cost $24,128,563)		24,128,563
Other Assets less Liabilities – 0.7%		162,447

NET ASSETS – 100.0%		$24,291,010

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$446,527	0.00% — 4.50%	12/3/18 — 9/13/38

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$1,139,556	0.00% — 7.00%	5/8/19 — 12/1/48
FNMA	$2,342,995	0.00% — 6.63%	12/25/18 — 9/1/57
GNMA	$1,796,318	2.50% — 6.00%	2/15/29 — 3/15/57
TVA	$27	0.00%	12/15/31
U.S. Treasury Bonds	$1,322,824	0.00% — 8.00%	11/15/21 — 11/15/47
U.S. Treasury Notes	$3,226,461	0.13% — 3.63%	1/15/19 — 1/15/28

Total	$10,274,708

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$24,128,563	$—	$24,128,563

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  32  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT   33  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.9%
Alabama – 0.8%
Hoover Housing Variable Revenue Refunding Bonds, Royal Oaks Apartments Project, 1.73%, 12/10/18(1) (2)	$2,600	$2,600
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC), 1.73%, 12/10/18(1) (2)	500	500

		3,100

Alaska – 2.0%
Alaska State Industrial Development & Export Authority Variable Revenue Refunding Bonds, Greater Fairbanks (Bank of Tokyo-Mitsubishi UFJ LOC), 1.74%, 12/3/18(1) (2)	5,400	5,400
Valdez Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipeline Company Project, 1.70%, 12/3/18(1) (2)	2,300	2,300

		7,700

Arizona – 0.4%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series C, Banner Health (Bank of America N.A. LOC), 1.74%, 12/3/18(1) (2)	1,500	1,500

California – 1.1%
California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 1.74%, 12/10/18(1) (2)	4,500	4,500

Colorado – 2.3%
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 1.72%, 12/10/18(1) (2)	5,935	5,935
Colorado State Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC), 1.75%, 12/10/18(1) (2)	195	195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Colorado – 2.3% continued
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3, 1.67%, 12/10/18(1) (2)	$1,300	$1,300
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-B-2, 1.69%, 12/10/18(1) (2)	1,700	1,700

		9,130

Connecticut – 1.2%
Connecticut State HFA Housing Finance Mortgage Program Variable Revenue Refunding Bonds, Subseries C-3, 1.67%, 12/10/18(1) (2)	4,645	4,645

Florida – 6.6%
Florida State HFA MFH Adjustable Revenue Bonds, Series XX (FNMA Insured), 1.74%, 12/10/18(1) (2)	2,800	2,800
Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 1.69%, 12/10/18(1) (2)	3,600	3,600
Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System, 1.70%, 12/10/18(1) (2)	1,110	1,110
Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.69%, 12/10/18(1) (2)	10,200	10,200
Orange County HFA Adjustable Revenue Bonds (AMT), Series B, Lakeside Pointe Apartments (FNMA Insured), 1.78%, 12/10/18(1) (2)	1,800	1,800
Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 1.78%, 12/10/18(1) (2)	4,185	4,185

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  34  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Florida – 6.6% continued
Sunshine Florida State Governmental Financing Commission Variable Revenue Bonds, Series A, Miami Dade County Program (MUFG Union Bank N.A. LOC), 1.70%, 12/10/18(1) (2)	$2,105	$2,105

		25,800

Georgia – 1.1%
Bacon Industrial Building Authority Adjustable Revenue Bonds, Series B (AMT), D.L Lee & Sons, Inc. Project (Branch Banking & Trust LOC), 1.75%, 12/10/18(1) (2)	3,135	3,135
Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 1.75%, 12/10/18(1) (2)	1,125	1,125

		4,260

Illinois – 11.7%
Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern, 1.75%, 12/3/18(1) (2)	3,225	3,225
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 1.69%, 12/10/18(1) (2)	1,900	1,900
Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC), 1.75%, 12/10/18(1) (2)	3,300	3,300
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC), 1.69%, 12/10/18(1) (2)	4,890	4,890
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, 1.68%, 12/10/18(1) (2)	3,750	3,750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Illinois – 11.7% continued
Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments, 1.75%, 12/10/18(1) (2)	$4,110	$4,110
Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 1.87%, 12/10/18(1) (2)	5,425	5,425
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.75%, 12/10/18(1) (2)	1,700	1,700
Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University of Chicago Medical Center (PNC Bank N.A. LOC), 1.71%, 12/3/18(1) (2)	2,000	2,000
Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center (PNC Bank N.A. LOC), 1.71%, 12/3/18(1) (2)	8,700	8,700
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2A, Senior Priority (Bank of Tokyo-Mitsubishi UFJ LOC), 1.75%, 12/10/18(1) (2)	2,000	2,000
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2B, Senior Priority (PNC Bank N.A. LOC), 1.74%, 12/10/18(1) (2)	1,500	1,500
Savanna Industrial Development Variable Revenue Bonds, Metform LLC Project (Bank of America N.A. LOC), 1.81%, 12/10/18(1) (2)	3,400	3,400

		45,900

Indiana – 1.4%
Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank N.A. LOC), 1.88%, 12/10/18(1) (2)	1,330	1,330

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  35  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Indiana – 1.4% continued
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project (Sumitomo Mitsui Banking LOC), 1.70%, 12/3/18(1) (2)	$4,200	$4,200

		5,530

Iowa – 5.2%
Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 1.70%, 12/10/18(1) (2)	3,560	3,560
Iowa State Finance Authority Educational Facility Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC), 1.71%, 12/3/18(1) (2)	1,400	1,400
Iowa State Finance Authority Midwestern Disaster Area Variable Revenue Bonds, Archer Daniels Midland, 1.75%, 12/10/18(1) (2)	6,500	6,500
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.70%, 12/10/18(1) (2)	2,755	2,755
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 1.72%, 12/3/18(1) (2)	3,545	3,545
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Private College Facility (Bank of America N.A. LOC), 1.72%, 12/3/18(1) (2)	2,500	2,500

		20,260

Kansas – 0.6%
Kansas State Development Finance Authority MFH Variable Revenue Bonds (AMT), Series B, Boulevard Apartments (U.S. Bank N.A. LOC), 1.75%, 12/10/18(1) (2)	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Kansas – 0.6% continued
Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC), 1.75%, 12/10/18(1) (2)	$1,000	$1,000

		2,200

Louisiana – 1.9%
East Baton Rouge Parish Road & Street Improvement Sales Tax Variable Revenue Refunding Bonds, Series A (Citibank N.A. LOC), 1.74%, 12/10/18(1) (2)	1,500	1,500
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC), 1.68%, 12/10/18(1) (2)	5,000	5,000
Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured), 1.74%, 12/10/18(1) (2)	900	900

		7,400

Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Mercey Ridge (Manufacturers & Traders LOC), 1.74%, 12/10/18(1) (2)	290	290

Massachusetts – 0.1%
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC), 1.72%, 12/10/18(1) (2)	535	535

Michigan – 6.0%
Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.70%, 12/10/18(1) (2)	2,355	2,355
Michigan State HDA Variable Revenue Bonds, Series C (AMT), 1.78%, 12/10/18(1) (2)	6,000	6,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  36  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Michigan – 6.0% continued
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ LOC), 1.73%, 12/10/18(1) (2)	$15,000	$15,000

		23,355

Minnesota – 6.8%
Bloomington MFH Variable Revenue Refunding Bonds, Series A-1 (AMT), Norlan Partner (FNMA Insured), 1.80%, 12/10/18(1) (2)	4,590	4,590
Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC), 1.78%, 12/10/18(1) (2)	5,425	5,425
Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA Insured), 1.78%, 12/10/18(1) (2)	3,480	3,480
Oak Park Heights MFH Variable Revenue Refunding Bonds, Boutwells Landing, 1.70%, 12/10/18(1) (2)	10,040	10,040
Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 1.81%, 12/10/18(1) (2)	3,000	3,000

		26,535

Mississippi – 4.5%
Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 1.71%, 12/3/18(1) (2)	2,400	2,400
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project, 1.72%, 12/3/18(1) (2)	1,600	1,600
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project, 1.71%, 12/3/18(1) (2)	1,400	1,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Mississippi – 4.5% continued
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project, 1.72%, 12/3/18(1) (2)	$2,700	$2,700
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron U.S.A., Inc. Project, 1.72%, 12/3/18(1) (2)	1,500	1,500
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series H, Chevron U.S.A., Inc. Project, 1.72%, 12/3/18(1) (2)	2,475	2,475
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series I, Chevron U.S.A., Inc. Project, 1.71%, 12/3/18(1) (2)	3,000	3,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 1.72%, 12/3/18(1) (2)	2,700	2,700

		17,775

Missouri – 4.3%
Platte County IDA Housing Adjustable Revenue Refunding Bonds, Wexford Place Project, 1.74%, 12/10/18(1) (2)	105	105
Saint Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC), 1.71%, 12/3/18(1) (2)	10,385	10,385
Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC), 1.75%, 12/10/18(1) (2)	4,540	4,540
Springfield IDA Variable Revenue Bonds, ABEC, Inc. Project (Guaranty Bank LOC), 1.78%, 12/10/18(1) (2)	1,760	1,760

		16,790

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  37  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Nevada – 0.5%
Clark County Airport System Variable Revenue Bonds, Series D-1, Subordinate Lien (Sumitomo Mitsui Banking LOC), 1.70%, 12/10/18(1) (2)	$1,355	$1,355
Clark County Passenger Facility Charge Adjustable Revenue Refunding Bonds, Las Vegas McCarran (Union Bank N.A. LOC), 1.70%, 12/10/18(1) (2)	825	825

		2,180

New Mexico – 0.8%
New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC Insured), 1.69%, 12/10/18(1) (2)	3,000	3,000

New York – 7.9%
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 1.73%, 12/3/18(1) (2)	300	300
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-1, 1.75%, 12/3/18(1) (2)	7,000	7,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B, 1.71%, 12/3/18(1) (2)	5,700	5,700
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Series CC-2, 1.70%, 12/3/18(1) (2)	5,205	5,205
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Subseries B, 1.70%, 12/3/18(1) (2)	1,900	1,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
New York – 7.9% continued
New York City Transitional Finance Authority Adjustable Future Tax Secured Revenue Bonds, 1.73%, 12/1/18(1) (2)	$2,400	$2,400
1.75%, 12/3/18(1) (2)	2,550	2,550
New York City Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC), 1.70%, 12/3/18(1) (2)	950	950
New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC), 1.71%, 12/3/18(1) (2)	150	150
RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-124 (Royal Bank of Canada LOC), 1.78%, 12/3/18(1) (2) (3)	5,000	5,000

		31,155

North Carolina – 0.8%
Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 1.75%, 12/10/18(1) (2)	3,000	3,000

Ohio – 0.9%
Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project, 1.70%, 12/10/18(1) (2)	600	600
Ohio State Hospital Variable Revenue Refunding Bonds, University Hospitals Health System (PNC Bank N.A. LOC), 1.73%, 12/3/18(1) (2)	3,000	3,000

		3,600

Oregon – 0.2%
Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA Insured), 1.75%, 12/10/18(1) (2)	700	700

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  38  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Pennsylvania – 2.6%
Emmaus General Authority Variable Revenue Bonds, Series A , Pennsylvania Loan Program (U.S. Bank N.A. LOC), 1.68%, 12/10/18(1) (2)	$4,300	$4,300
RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-111 (Royal Bank of Canada LOC), 1.78%, 12/3/18(1) (2)	3,000	3,000
West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley (PNC Bank N.A. LOC), 1.69%, 12/10/18(1) (2)	3,080	3,080

		10,380

Rhode Island – 0.6%
Rhode Island State Health & Educational Building Corp. Higher Educational Facility Variable Revenue Refunding Bonds, Bryant University (TD Bank N.A. LOC), 1.70%, 12/10/18(1) (2)	2,275	2,275

South Carolina – 1.8%
South Carolina Public Service, 1.90%, 12/5/18	7,000	7,000

Tennessee – 2.9%
Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.), 1.72%, 12/10/18(1) (2)	400	400
Sevier County Public Building Authority Variable Revenue Bonds, Series V-V B-1, Local Government Public Improvement (Branch Banking & Trust LOC), 1.72%, 12/10/18(1) (2)	1,830	1,830
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured), 1.71%, 12/3/18(1) (2)	9,000	9,000

		11,230

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Texas – 14.7%
Aledo Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 1.73%, 12/10/18(1) (2)	$3,300	$3,300
Bexar County Health Facilities Corp. Health Care Revenue Bonds, Series A, El Centro Del Barrio (JPMorgan Chase Bank N.A. LOC), 1.75%, 12/10/18(1) (2)	5,000	5,000
Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA Insured), 1.74%, 12/10/18(1) (2)	500	500
Bexar County Housing Finance Corp. Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 1.78%, 12/10/18(1) (2)	3,500	3,500
Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corp. Project, 1.79%, 12/10/18(1) (2)	4,000	4,000
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project, 1.73%, 12/3/18(1) (2)	2,300	2,300
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series B (AMT), ExxonMobil Project, 1.73%, 12/3/18(1) (2)	1,900	1,900
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital, 1.79%, 12/1/18(1) (2)	1,000	1,000
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 1.71%, 12/10/18(1) (2)	200	200
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Series A, ExxonMobil Project, 1.71%, 12/3/18(1) (2)	1,600	1,600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  39  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Texas – 14.7% continued
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Subseries B-2 (AMT), 1.73%, 12/3/18(1) (2)	$835	$835
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT), 1.73%, 12/3/18(1) (2)	12,700	12,700
Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC), 1.76%, 12/10/18(1) (2)	2,000	2,000
Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF-Gtd.), 1.73%, 12/10/18(1) (2)	595	595
San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments Project (FHLMC Insured), 1.69%, 12/10/18(1) (2)	5,500	5,500
Texas State Department of Housing & Community Affairs Variable Revenue Bonds, Series A-1 (AMT), Timber Point Apartments (FHLMC Insured), 1.78%, 12/10/18(1) (2)	1,530	1,530
Texas State TRANS, 4.00%, 8/29/19	9,300	9,441
Texas State Veterans Variable G.O. Unlimited Bonds, 1.75%, 12/10/18(1) (2)	1,500	1,500

		57,401

Utah – 1.8%
Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services, Inc., 1.74%, 12/3/18(1) (2)	1,900	1,900
Utah State Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC Insured), 1.69%, 12/10/18(1) (2)	5,080	5,080

		6,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.9% continued
Washington – 2.6%
Washington State Housing Finance Commission Variable Revenue Bonds, Kitts Corner Apartments Project (FHLB Insured), 1.70%, 12/10/18(1) (2)	$5,500	$5,500
Washington State Housing Finance Commission Variable Revenue Bonds, Series A (AMT), Whisperwood Apartments Project (FNMA Insured), 1.75%, 12/10/18(1) (2)	4,650	4,650

		10,150

West Virginia – 0.7%
West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 1.72%, 12/10/18(1) (2)	2,910	2,910

Wisconsin – 0.8%
Milwaukee RANS, Series M10, 4.00%, 9/30/19	3,000	3,049

Municipal States Pooled Securities – 0.2%
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492, 1.72%, 12/10/18(1) (2) (3)	1,000,000	1,000

Total Municipal Investments

(Cost $383,213)		383,215

Total Investments – 97.9%

(Cost $383,213)		383,215
Other Assets less Liabilities – 2.1%		8,134

NET ASSETS – 100.0%		$391,349

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  40  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

At November 30, 2018, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	24.4%
Hospital	18.4
IDB & PCR	16.2
Water & Sewer	7.0
Industrial	6.6
School	6.1
Transportation	5.5
All other sectors less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of November 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Investments(1)	$—	$383,215	$—	$383,215

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  41  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER – 16.6%
ABS Other – 16.6%
Albion Capital Corp S.A.,
2.22%, 12/12/18	$21,000	$20,984
2.35%, 12/17/18	24,000	23,974
2.60%, 1/22/19	15,000	14,947
Bennington Stark Capital Co. LLC,
2.72%, 2/1/19	5,250	5,226
2.76%, 2/1/19	38,750	38,572
CAFCO LLC
2.78%, 3/21/19	9,990	9,904
Cedar Springs Capital Co. LLC,
2.43%, 12/14/18	15,750	15,735
2.79%, 2/11/19	36,000	35,802
Charta Corp. LLC,
2.36%, 12/11/18	15,250	15,239
Concord Minutemen Capital Co. LLC,Class A,
2.50%, 1/7/19(1)	23,000	22,941
2.73%, 2/5/19	15,000	14,928
2.82%, 2/19/19	18,000	17,892
CRC Funding LLC,
2.83%, 3/26/19	18,645	18,476
Crown Point Capital Co. LLC,
2.50%, 1/7/19(1)	15,000	14,961
2.78%, 2/19/19	25,000	24,846
Kells Funding LLC,
2.33%, 1/18/19(1)	28,000	27,905
LMA Americas LLC,
2.41%, 12/17/18	25,000	24,973
2.55%, 1/9/19(1)	25,000	24,932
Matchpoint Finance PLC,
2.78%, 2/19/19	15,000	14,907
Nieuw Amsterdam Receivables Corp.,
2.39%, 1/10/19	15,000	14,957
2.71%, 2/20/19	20,000	19,875
2.75%, 2/22/19	24,750	24,591
Ridgefield Funding Co. LLC,
2.31%, 12/3/18	15,000	14,997
2.84%, 3/8/19	25,000	24,810

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 16.6% continued
ABS Other – 16.6% continued
Thunder Bay Funding LLC,
2.51%, 3/15/19	$15,000	$14,879

		501,253
Total ABS Commercial Paper

(Cost $501,286)		501,253

CERTIFICATES OF DEPOSIT – 29.3%
Banking – 27.9%
ABN AMRO Bank N.V., Amsterdam Branch,
2.84%, 3/1/19	25,000	25,005
Bank of America N.A., New York Branch,
2.49%, 1/14/19	16,500	16,500
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.21%), 2.52%, 12/11/18(2)	25,000	25,000
(Floating, ICE LIBOR USD 1M + 0.25%), 2.59%, 12/28/18(3)	15,000	15,000
2.75%, 8/6/19	30,000	29,962
BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.17%), 2.47%, 12/18/18(2)	19,000	19,001
(Floating, ICE LIBOR USD 3M + 0.15%), 2.66%, 1/28/19(2)	15,000	15,000
2.60%, 2/11/19	25,000	25,007
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.17%), 2.68%, 1/29/19(2)	10,000	9,999
Chiba Bank Ltd., New York Branch, 2.66%, 1/18/19	10,000	10,000
2.73%, 2/1/19	21,000	21,000
Citibank N.A., New York Branch, 2.43%, 1/7/19	25,000	25,001
Credit Agricole CIB, New York Branch, 2.50%, 2/11/19	12,000	12,000
(Floating, ICE LIBOR USD 3M + 0.15%), 2.79%, 2/19/19(2)	9,165	9,163
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%), 2.75%, 1/7/19(2)	20,000	20,008
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 2.72%, 2/27/19	16,550	16,550

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  42  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 29.3% continued
Banking – 27.9% continued
KBC Bank N.V., Brussels Branch,
2.74%, 2/15/19	$20,000	$20,001
Korea Development Bank,
2.40%, 12/7/18	20,000	20,000
2.53%, 2/25/19	19,000	18,990
2.70%, 4/8/19	13,000	12,994
Mitsubishi UFJ Trust & Banking Corp.,
2.26%, 12/7/18	20,000	20,010
2.49%, 1/9/19	20,000	20,002
2.68%, 1/25/19	15,000	15,004
2.84%, 3/1/19	6,900	6,900
National Australia Bank Ltd.,
2.43%, 1/16/19	27,000	27,001
2.66%, 6/28/19	20,000	20,138
Natixis S.A., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.16%), 2.81%, 2/20/19(2)	20,000	19,998
Oversea-Chinese Banking Corp. Ltd.,
2.65%, 2/19/19	17,000	17,002
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.17%), 2.49%, 12/7/18(2)	15,000	15,001
(Floating, ICE LIBOR USD 1M + 0.15%), 2.46%, 12/13/18(2)	15,000	15,000
2.62%, 4/17/19	15,000	14,991
Shizuoka Bank Ltd., New York Branch,
2.85%, 12/3/18	20,000	20,000
2.76%, 2/21/19	4,480	4,480
Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.18%), 2.71%, 2/7/19(2)	15,000	15,000
Sumitomo Mitsui Banking Corp., New York Branch,
2.75%, 3/4/19	15,000	15,001
2.75%, 3/11/19	30,000	30,001
Sumitomo Mitsui Trust Bank Ltd., London Branch,
2.65%, 1/25/19	25,000	25,004
2.78%, 3/6/19	16,750	16,803
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%), 2.42%, 12/4/18(2)	15,000	14,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 29.3% continued
Banking – 27.9% continued
(Floating, ICE LIBOR USD 3M + 0.20%), 2.53%, 12/17/18(2)	$15,000	$15,003
2.71%, 7/5/19	1,500	1,498
Toronto Dominion Bank, New York Branch,
2.48%, 2/4/19	15,000	14,998
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.25%), 2.56%, 12/12/18(2)	12,000	12,004
(Floating, ICE LIBOR USD 1M + 0.30%), 2.60%, 12/19/18(2)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.25%), 2.66%, 1/7/19(2)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.14%), 2.55%, 1/10/19(2)	35,000	34,994
(Floating, ICE LIBOR USD 3M + 0.23%), 2.88%, 2/25/19(2)	20,000	20,000
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%), 2.55%, 12/10/18(2)	10,000	10,003
(Floating, ICE LIBOR USD 1M + 0.23%), 2.53%, 12/17/18(2)	15,000	15,001

		842,016

Finance Companies – 1.4%
Invesco Senior Income Trust
2.37%, 12/10/18(4) (5)	42,000	42,000

Total Certificates Of Deposit

(Cost $883,845)		884,016

COMMERCIAL PAPER – 20.6%
Banking – 18.0%
BPCE S.A.,
2.57%, 3/4/19(1)	15,000	14,895
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%), 2.63%, 1/14/19(2)	20,000	20,000
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%), 2.62%, 1/3/19(1)(2)	25,000	25,005
(Floating, ICE LIBOR USD 3M + 0.11%), 2.54%, 1/4/19(1)(2)	20,000	19,982
DBS Bank Ltd.,
2.36%, 1/11/19(1)	25,000	24,929

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  43  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 20.6% continued
Banking – 18.0% continued
2.50%, 3/18/19(1)	$15,000	$14,880
2.62%, 4/1/19(1)	15,000	14,863
DBS Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%), 2.47%, 12/27/18(1) (2)	25,000	24,998
HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%), 2.82%, 2/19/19(1) (3)	15,000	15,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.20%), 2.53%, 12/17/18(1) (2)	7,750	7,752
Oversea-Chinese Banking Corp. Ltd.,
2.33%, 12/6/18(1)	20,250	20,242
(Floating, ICE LIBOR USD 1M + 0.16%), 2.46%, 12/19/18(1) (2)	25,000	24,996
2.32%, 1/7/19(1)	25,000	24,938
(Floating, ICE LIBOR USD 3M + 0.19%), 2.60%, 1/10/19(1) (2)	26,500	26,502
(Floating, ICE LIBOR USD 3M + 0.17%), 2.81%, 2/20/19(1) (3)	10,000	10,001
2.43%, 2/25/19(1)	25,000	24,840
Toronto Dominion Bank,
2.44%, 1/22/19(1)	20,000	19,928
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%), 2.47%, 12/24/18(1) (2)	26,000	26,000
(Floating, ICE LIBOR USD 3M + 0.27%), 2.64%, 12/27/18(1) (2)	20,000	20,012
(Floating, ICE LIBOR USD 3M + 0.21%), 2.95%, 2/28/19(1) (2)	25,000	25,000
UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.33%), 2.74%, 1/9/19(2)	20,000	20,030
United Overseas Bank Ltd.,
2.42%, 1/16/19(1)	25,000	24,921
2.62%, 2/12/19	15,000	14,920
2.47%, 2/14/19(1)	20,000	19,890
2.61%, 4/5/19(1)	25,000	24,758
2.93%, 5/28/19(1)	14,500	14,297
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%), 2.63%, 1/4/19(1) (2)	20,000	20,001

		543,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 20.6% continued
Brokerage – 1.3%
JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.14%), 2.55%, 1/8/19(1) (2)	$15,250	$15,241
2.78%, 7/8/19(1)	25,000	24,551

		39,792

Foreign Agencies – 0.5%
KFW,
2.33%, 1/18/19(1)	15,000	14,952

Life Insurance – 0.8%
Prudential Funding LLC,
2.28%, 12/3/18	25,000	24,995

Total Commercial Paper

(Cost $623,400)		623,319

EURODOLLAR TIME DEPOSITS – 17.5%
Non-U.S. Depository Institutions – 17.5%
Australia and New Zealand Banking Group,
2.22%, 12/3/18	57,000	57,000
2.25%, 12/5/18	88,500	88,500
Commonwealth Bank of Australia, London Branch,
2.25%, 12/3/18	57,500	57,500
Credit Industrial et Commercial, Paris Branch,
2.20%, 12/3/18	145,000	145,000
HSBC Holdings PLC, Paris Branch,
2.23%, 12/3/18	34,000	34,000
Mizuho Bank Ltd., New York Branch,
2.23%, 12/3/18	145,000	145,000

		527,000

Total Eurodollar Time Deposits

(Cost $527,000)		527,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  44  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 0.6%
Colorado – 0.6%
Colorado State Housing & Finance Authority Variable Taxable Revenue Refunding Multifamily Project Bonds, 2.25%, 12/10/18(4) (5)	$17,500	$17,500

Total Municipal Investments

(Cost $17,500)		17,500
Investments, at Value

(Cost $2,553,031)		2,553,088

REPURCHASE AGREEMENTS – 16.1%(6)
Repurchase Agreements – 16.1%
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $35,698 2.29%, 12/3/18	35,691	35,691
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $20,004 2.36%, 12/3/18	20,000	20,000
Credit Suisse Securities, dated 11/30/18, repurchase price $10,019 2.29%, 1/4/19	10,000	10,000
HSBC Securities (USA), Inc., dated 11/30/18, repurchase price $15,003 2.29%, 12/3/18	15,000	15,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $300,057 2.29%, 12/3/18	300,000	300,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $20,004 2.29%, 12/3/18	20,000	20,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $30,057 2.29%, 12/7/18	30,000	30,000
JPMorgan Securities LLC, dated 11/30/18, repurchase price $25,054 2.59%, 3/5/19	25,000	25,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 16.1% (6) continued
Repurchase Agreements – 16.1% continued
JPMorgan Securities LLC, dated 11/30/18, repurchase price $15,032 2.59%, 3/5/19	$15,000	$15,000
Societe Generale S.A., dated 11/30/18, repurchase price $15,030 2.44%, 2/3/19	15,000	15,000

		485,691
Total Repurchase Agreements

(Cost $485,691)		485,691
Total Investments – 100.7%

(Cost $3,038,722)		3,038,779
Liabilities less Other Assets – (0.7%)		(21,418)

NET ASSETS – 100.0%		$3,017,361

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(2)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.

(3)	Variable rate security. Rate as of November 30, 2018 is disclosed.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$42,000	0.00%	12/3/18 — 3/6/19
Common Stocks	$27,561	0.00%	—
Corporate Bonds	$48,150	2.15% — 5.63%	5/21/20 — 3/15/49
FHLB	$87,632	2.50% — 4.00%	3/8/24 — 6/28/41
FHLMC	$217,520	0.00% — 6.00%	7/1/25 — 11/1/48
FNMA	$22,963	0.00% — 7.25%	9/24/26 — 7/15/37
TVA	$384	0.00% — 5.25%	1/15/27 — 9/15/39

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  45  MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	NOVEMBER 30, 2018

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$36,405	2.75%	11/15/47
U.S. Treasury Notes	$20,400	1.38% — 2.25%	1/31/21 — 7/31/21

Total	$503,015

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of November 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
ABS Commercial
Paper(1)	$—	$501,253	$—	$501,253
Certificates of Deposit(1)	—	884,016	—	884,016
Commercial Paper(1)	—	623,319	—	623,319
Eurodollar Time Deposits(1)	—	527,000	—	527,000
Municipal Investments(1)	—	17,500	—	17,500
Repurchase Agreements(1)	—	485,691	—	485,691

Total Investments	$—	$3,038,779	$—	$3,038,779

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TVA - Tennessee Valley Authority

USD - United States Dollar

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS  46  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2018

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of November 30, 2018, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Prime Obligations Portfolio are authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At November 30, 2018, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio and Prime Obligations Portfolio each operate as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,

Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s and Prime Obligations Portfolio’s investments are valued at their fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolios’ independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios, are valued at their amortized cost, which, according to NTI, approximates fair value.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio and Prime Obligations Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, an insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  47  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements at November 30, 2018, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at November 30, 2018, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2018, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$73,401	$(73,401)	$—
	Barclays	2,315,000	(2,315,000)	—
	BMO Capital Markets	325,000	(325,000)	—
	BNP Paribas	3,050,000	(3,050,000)	—
	Citigroup	560,645	(560,645)	—
	Deutsche Bank	975,000	(975,000)	—
	Goldman Sachs	1,500,000	(1,500,000)	—
	HSBC Securities	3,055,000	(3,055,000)	—
	ING Financial Markets	650,000	(650,000)	—
	JP Morgan	710,000	(710,000)	—
	NatWest Markets	1,705,000	(1,705,000)	—
	Royal Bank of Canada	1,600,000	(1,600,000)	—

MONEY MARKET PORTFOLIOS  48  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2018

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Societe Generale	$1,828,401	$(1,828,401)	$—
	TD Securities	500,000	(500,000)	—

	Total	$18,847,447	$(18,847,447)	$—

U.S. Government	Bank of America	$631,393	$(631,393)	$—
	Bank of Nova Scotia	1,145,000	(1,145,000)	—
	Barclays	125,000	(125,000)	—
	BNP Paribas	575,000	(575,000)	—
	Citigroup	128,502	(128,502)	—
	Goldman Sachs	475,000	(475,000)	—
	HSBC Securities	1,000,000	(1,000,000)	—
	JPMorgan	825,000	(825,000)	—
	Royal Bank of Canada	750,000	(750,000)	—
	Societe Generale	76,393	(76,393)	—

	Total	$5,731,288	$(5,731,288)	$—

U.S. Government Select	Bank of America	$1,335,000	$(1,335,000)	$—
	Bank of Nova Scotia	135,000	(135,000)	—
	Barclays	1,165,000	(1,165,000)	—
	BNP Paribas	1,170,000	(1,170,000)	—
	Citigroup	189,096	(189,096)	—
	HSBC Securities	120,000	(120,000)	—
	JPMorgan	2,240,000	(2,240,000)	—
	Merrill Lynch	700,000	(700,000)	—
	Royal Bank of Canada	850,000	(850,000)	—
	Societe Generale	2,120,000	(2,120,000)	—

	Total	$10,024,096	$(10,024,096)	$—

Prime Obligations	Citigroup	$55,691	$(55,691)	$—
	Credit Suisse	10,000	(10,000)	—
	HSBC Securities	15,000	(15,000)	—
	JPMorgan	390,000	(390,000)	—
	Societe Generale	15,000	(15,000)	—

	Total	$485,691	$(485,691)	$—

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The

Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  49  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio and Prime Obligations Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolios or temporarily restrict redemptions from the Portfolios for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolios’ weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 30 percent of the Portfolios’ total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolios, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets as of the end of a business day, the Portfolios will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolios or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolios.

If the Municipal Portfolio or Prime Obligations Portfolio impose a redemption gate, the Portfolios and the Portfolios’ authorized intermediaries will not accept redemption orders until the Portfolios have notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio or Prime Obligations Portfolio have invested 30 percent or more of its total assets in weekly liquid assets.

Liquidity fees would generally be used to assist the Municipal Portfolio and Prime Obligations Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio or Prime Obligations Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets, the Portfolios reserve the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in “Payments for Shares Redeemed” in Note 6 - Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio or Prime Obligations Portfolio during the fiscal year ended November 30, 2018.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolios.

There were no reclassifications at November 30, 2018.

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2018.

MONEY MARKET PORTFOLIOS  50  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2018

At November 30, 2018, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG TERM CAPITAL GAINS (LOSSES)
Treasury	$—	$62,989	$142
U.S. Government	—	22,354	—
U.S. Government Select	—	40,424	79
Municipal	482	—	—
Prime Obligations	—	5,646	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$—	$604,431	$341
U.S. Government	—	191,086	—
U.S. Government Select	—	361,488	77
Municipal	3,635	6	—
Prime Obligations	—	51,883	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$—	$237,251	$—
U.S. Government	—	30,511	—
U.S. Government Select	—	141,294	—
Municipal	1,942	85	—
Prime Obligations	—	17,605	37

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2018, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expired on November 19, 2018.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2018.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets) as follows:

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%
Prime Obligations	0.13%

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  51  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses of the Portfolios exceed 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio, 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio and 0.15 percent for the Prime Obligations Portfolio of each Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least November 13, 2019. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the year ended November 30, 2018, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2018 are shown as Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolios by NTI. During the fiscal year ended November 30, 2018, NTI did not voluntarily reimburse any additional expenses of the Portfolios.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are

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NOVEMBER 30, 2018

“eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2018, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Municipal	$373,720	$(265,365)
Prime Obligations	—	(20,000)

*	During the fiscal year ended November 30, 2018, the realized gain (loss) associated with these transactions is zero.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIA- TION	UNREALIZED DEPRECIA- TION	NET APPRECIA- TION (DEPRECIA- TION)	COST BASIS OF INVEST- MENTS
Treasury	$—	$—	$—	$37,949,316
U.S. Government	—	—	—	13,237,117
U.S. Government Select	—	—	—	24,128,563
Municipal	2	—	2	383,213
Prime Obligations	321	(264)	57	3,038,722

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVEST- MENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$12,369,664	$22,930	$(20,028,534)	$(7,635,940)
U.S. Government	188,050,128	1,864	(188,760,032)	(708,040)
U.S. Government Select	211,709,376	11,496	(211,314,761)	406,111
Municipal	588,526	499	(416,729)	172,296
Prime Obligations	17,956,128	2,026	(17,490,319)	467,835

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 588,585,000, 499,000 and (416,771,000), respectively, and the Prime Obligations Portfolio which were approximately 17,955,172,000, 2,025,000 and (17,489,132,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD		REINVEST- MENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$12,750,793		$5,584	$(10,679,769)	$2,076,608
U.S. Government	78,738,195	**	278	(69,752,704)	8,985,769
U.S. Government Select	204,679,442		5,680	(204,819,178)	(134,056)
Municipal	336,584		50	(866,112)	(529,478)
Prime Obligations	10,302,572		480	(9,470,611)	832,441

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 336,588,000, 51,000 and (866,114,000), respectively, and the Prime Obligations Portfolio which were approximately 10,300,832,000, 480,000 and (9,468,999,000), respectively.

**

Number includes assets of approximately $8,017,687,000 received in connection with the reorganization of the Government Assets Portfolio (“GAP”) of the Northern Institutional Funds into the Portfolio. The number of shares issued by the Portfolio in exchange for such assets was approximately 8,017,685,000. The reorganization was completed on November 28, 2017.

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NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Service Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$2,896	$—	$(3,183)	$(287)
U.S. Government Select	423,580	—	(438,320)	(14,740)
Municipal	14,006	—	(14,892)	(886)
Prime Obligations	68,653	—	(62,333)	6,320

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 14,007,000, 0 and (14,894,000), respectively, and the Prime Obligations Portfolio which were approximately 68,645,000, 0 and (62,325,000), respectively.

Transactions in Service Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$2,742	$—	$(1,737)	$1,005
U.S. Government Select	694,255	—	(738,737)	(44,482)
Municipal	8,886	—	(10,667)	(1,781)
Prime Obligations	2,278	—	(2,405)	(127)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 8,886,000, 0 and (10,667,000), respectively, and the Prime Obligations Portfolio which were approximately 2,278,000, 0 and (2,405,000), respectively.

Transactions in Premier Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$343,068,514	$—	$(342,526,655)	$541,859

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$245,889,170	$—	$(236,859,129)	$9,030,041

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$2,650,554	$2,383	$(2,909,047)	$(256,110)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$3,856,752	$1,349	$(3,859,784)	$(1,683)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to: (i) require presentation of the total, rather than the components, of distributable earnings on the balance sheet; (ii) require presentation of the total, rather than the components, of

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NOVEMBER 30, 2018

distributions to shareholders, except for tax return of capital distributions; and (iii) delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. Adoption of the amendments had no effect on the Portfolios’ net assets or results of operations.

10. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Portfolios have early adopted ASU 2018-13 for these financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Northern Institutional Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio, and Prime Obligations Portfolio (collectively, the “Funds”), five separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of Northern Institutional Funds as of November 30, 2018, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended November 30, 2016 were audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 18, 2019

We have served as the auditor of one or more Northern Trust investment companies since 2002.

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TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2018 (UNAUDITED)

During the fiscal year ended November 30, 2018, the percentage of dividends derived from net investment income paid by each of the following Portfolios as “exempt-interest dividends”, excludable from gross income for federal income tax purposes were as follows: Municipal Portfolio – 99.84%.

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2018:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%
Prime Obligations	88%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

CAPITAL GAIN DISTRIBUTION — The following Portfolios made capital gain distributions in November 2018, and hereby designates these long-term capital gain distributions as follows:

Amounts in thousands	LONG-TERM CAPITAL GAIN
Treasury	$142
U.S. Government Select	79

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SHAREHOLDER MEETING RESULTS	NOVEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Institutional Funds and Northern Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Institutional Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Institutional Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	42,330,133,284.475	38,304,960.156
Mark G. Doll	41,868,834,985.340	499,603,259.291
Sandra Polk Guthman	41,868,493,431.384	499,944,813.247
Thomas A. Kloet	41,868,790,899.016	499,647,355.615
David R. Martin	41,868,834,985.340	499,603,259.291
Cynthia R. Plouché	42,331,827,291.051	36,610,953.580
Mary Jacobs Skinner	42,332,050,675.761	36,387,568.870
Darek Wojnar	42,330,934,837.498	37,503,407.133

2. To approve a change in the fundamental industry concentration policy of the Prime Obligations Portfolio to cause the Portfolio to invest, under normal market conditions, 25% or more of its total assets in securities issued by companies in the financial services industry.

	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE
Prime Obligations	2,111,311,565.866	—	—	29,284,245.979

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FUND EXPENSES	NOVEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2018 through November 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/2018 - 11/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.15%	$1,000.00	$1,009.50	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,009.30	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.25%	$1,000.00	$1,009.10	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27
SERVICE SHARES
Actual	0.25%	$1,000.00	$1,009.10	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.20%	$1,000.00	$1,009.30	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01
SERVICE SHARES
Actual	0.20%	$1,000.00	$1,009.30	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01
WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,009.30	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

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FUND EXPENSES (continued)	NOVEMBER 30, 2018 (UNAUDITED)

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.21%	$1,000.00	$1,006.20	$1.06
Hypothetical	0.21%	$1,000.00	$1,024.02	$1.07

SERVICE SHARES
Actual	0.21%	$1,000.00	$1,006.20	$1.06
Hypothetical	0.21%	$1,000.00	$1,024.02	$1.07

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.15%	$1,000.00	$1,010.70	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

SERVICE SHARES
Actual	0.15%	$1,000.00	$1,010.60	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

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TRUSTEES AND OFFICERS	NOVEMBER 30, 2018 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 50 portfolios in the Northern Funds Complex — Northern Funds offers 43 portfolios and Northern Institutional Funds offers 7 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Terri M. Bobek Age: 58 Trustee since January 1, 2019

•  Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018;

•  Partner in National Auditing Services and Chief Auditor Network Leader, PricewaterhouseCoopers LLP (an accounting firm) from 2010 — 2018;

•  Partner, PricewaterhouseCoopers LLP from 1997 to 2018.

• None

Ingrid LaMae A. de Jongh Age: 53 Trustee since January 1, 2019

•  Head of School Management and Technology, Success Academy (a charter school) since 2016;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 69 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Sandra Polk Guthman Age: 74 Trustee since 1997 and Chairperson since 2015

•  Chair since 1988 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Trustee of Rush University Medical Center since 2007;

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) from 1994 to 2014;

•  Trustee of Wellesley College from 2010 to 2016.

• None

Thomas A. Kloet Age: 60 Trustee since 2015

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 62 Trustee since 2017

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

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MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 61 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company — 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.

• Barings Fund Trust (registered investment company — 8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

Mary Jacobs Skinner, Esq. Age: 61 Trustee since 2000

•  Executive Committee Member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow — 2016;

•  Retired as partner in the law firm of Sidley Austin LLP on November 30, 2015;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Age: 53 Trustee since January 1, 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since January 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013.

• FlexShares Trust (registered investment company — 26 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

*

Effective December 31, 2018, William L. Bax and Casey J. Sylla retired as Trustees. Also, effective December 31, 2018, Shundrawn Thomas resigned from the Board of Trustees. Terri M. Bobek and Darek Wojnar were each elected, by shareholders of the Trust, to the Board of Trustees, effective January 1, 2019. Ingrid LaMae A. de Jongh was appointed to the Board of Trustees, also effective January 1, 2019.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2018 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 60 50 South LaSalle Street Chicago, Illinois 60603 President since March 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since March 2017; Director of ETF Product Management from 2013 to February 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since September 2010; President of FlexShares Trust since March 2017; Vice President of FlexShares Trust from 2011 to February 2017.

Kevin P. O’Rourke Age: 47 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Brian Meikel Age: 52 50 South LaSalle Street Chicago, Illinois 60603 Acting Chief Compliance Officer since August 2018	Acting Chief Compliance Officer of FlexShares Trust since October 2018; Vice President of Northern Trust Investments, Inc. since June 2014; Chief Compliance Officer of BMO Asset Management — Harris Investment Management from August 2006 to September 2013.

Darlene Chappell Age: 55 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

Randal E. Rein Age: 48 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to June 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to June 2018.

Michael J. Pryszcz Age: 51 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Age: 50 2160 East Elliott Road Tempe, Arizona 85284 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael G. Meehan Age: 48 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to May 2018.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Gregory A. Chidsey Age: 49 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Jose J. Del Real, Esq. Age: 41 50 South LaSalle Street Chicago, Illinois 60603 Secretary since November 2018	Senior Legal Counsel and Senior Vice President of The Northern Trust Company since March 2017; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to February 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 to 2014; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 to 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and 2015 to November 2018; Assistant Secretary of FlexShares Trust from 2015 to December 2018; Secretary of FlexShares Trust since December 2018.

Angela R. Burke, Esq. Age: 36 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since August 2018	Vice President of The Northern Trust Company since 2016; Attorney of Jackson National Asset Management, LLC and Assistant Secretary of Jackson Variable Series Trust from 2013 to 2015.

(1)	Each Officer serves until his or her resignation, removal, retirement or election of his or her successor. Each officer also holds the same office with Northern Funds.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

MUNICIPAL PORTFOLIO[1,3,4,6]	U.S. GOVERNMENT PORTFOLIO[1,2,5]
PRIME OBLIGATIONS PORTFOLIO[1,3,6,7]	U.S. GOVERNMENT SELECT PORTFOLIO[1,2,5]
TREASURY PORTFOLIO[1,2]

[1]

Money Market Risk: You could lose money by investing in the Portfolios. An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

[2]

Stable NAV Risk is the risk that the Treasury, U.S. Government and U.S. Government Select Portfolios will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolios’ shares to decrease to a price less than $1.00 per share.

[3]

Floating NAV Risk is the risk that because the share price of the Municipal and Prime Obligations Portfolios will fluctuate, when a shareholder sells shares they may be worth more or less than what a shareholder originally paid for them.

[4]

Tax Risk: Future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Municipal Portfolio to pay tax-exempt dividends.

[5]

U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

[6]

Liquidity Fee and Redemption Gate Risk is the risk that the Municipal and Prime Obligations Portfolios may impose a “liquidity fee” (up to 2 percent) or a “redemption gate” that temporarily restricts a shareholder‘s ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

[7]

Financial Services Industry Risk is the risk that, because the Prime Obligations Portfolio will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  65  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INDEX DEFINITIONS

MUNICIPAL PORTFOLIO[3]	U.S. GOVERNMENT PORTFOLIO[2]
PRIME OBLIGATIONS PORTFOLIO[1]	U.S. GOVERNMENT SELECT PORTFOLIO[2]
TREASURY PORTFOLIO[4]

[1]

iMoneyNet Fund AverageTM – First Tier Institutional category includes only non-government institutional portfolios that also are not holding any second tier securities. Portfolio holdings of first tier portfolios include U.S. Treasury, U.S. other, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. It is not possible to invest directly in an index.

[2]

iMoneyNet Fund AverageTM – Government/Agencies Institutional category includes the most broadly based of the government institutional portfolios. These portfolios may invest in U.S. Treasuries, U.S. agencies, repos or government-backed floating rate notes. It is not possible to invest directly in an index.

[3]

iMoneyNet Fund AverageTM – Tax-Free Institutional category includes all institutional national and state tax free and municipal money funds. Portfolio holdings of tax-free portfolios include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds–6 months or less, put bonds–over 6 months, AMT paper and other tax-free holdings. It is not possible to invest directly in an index.

[4]

iMoneyNet Fund AverageTM – Treasury & Repo Institutional category includes only institutional government portfolios that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury. It is not possible to invest directly in an index.

MONEY MARKET PORTFOLIOS  66  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

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NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and

Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS  68  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	LIQUID ASSETS PORTFOLIO

10	NOTES TO THE FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	TAX INFORMATION

17	SHAREHOLDER MEETING RESULTS

18	FUND EXPENSES

19	TRUSTEES AND OFFICERS

23	INVESTMENT CONSIDERATIONS

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Following a very steady 2017 for global investment markets, significant volatility returned to the markets during much of 2018. After reaching all-time highs in the first and third quarters, U.S. stocks sold off in the fourth quarter. Bond markets were similarly volatile, with yields grinding higher until October, only to experience a sharp move lower in sympathy with the “risk off” tone of the broader markets. The yield curve continued to flatten meaningfully as the federal funds target range was raised by 25 basis points four times during the past one-year period ended November 30, 2018. The Federal Reserve’s (Fed’s) June 2018 meeting also confirmed our expectations surrounding two important developments for money markets: First, as previewed in May, the rate paid on excess reserves was raised by only 20 basis points, compared to the 25 basis point increases seen earlier in the cycle of rate hikes. Second, Fed Chairman Powell announced that he will hold a press conference after each Federal Open Market Committee meeting in 2019, eliminating the perception that the Fed could only raise short-term rates at a meeting that is followed by a press conference. The money markets were not immune to the volatility in broader markets, with a wide range of forecasts regarding the frequency of rate hikes priced into the money market yield curve at various points during the period. The suspension of the federal debt ceiling by Congress until March 2019 unleashed a wave of Treasury bill supply that aided the money markets.

We viewed the steepness of the money market yield curve as attractive relative to the expected pace of rate hikes, and added sufficient duration for the Portfolio to be long to its peer group beginning in May. We plan to continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2018, the Portfolio posted a 1.78% return, compared with the 1.44% return of the iMoneyNet Fund AverageTM— Government/Agencies Institutional category. As of November 30, 2018, the Portfolio’s 7-day current yield was 2.20%.

ADDITIONAL INFORMATION

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2018. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers in effect. In their absence, performance may be reduced. Performance data current to the most recent month-end is available at northerntrust.com/liquidassets.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MATURITY ANALYSIS

At November 30, 2018, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY	%
OVERNIGHT (1 BUSINESS DAY)	67.7%
2 - 15 DAYS	10.1
16 - 30 DAYS	14.6
31 - 60 DAYS	5.7
61 - 97 DAYS	1.9

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2018

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$394,694
Repurchase agreements, at cost, which approximates fair value	375,657
Cash	8,144
Interest income receivable	611
Receivable for securities sold	22,163
Receivable from affiliates for expense reimbursements	65
Prepaid and other assets	11
Total Assets	801,345

LIABILITIES:
Payable for fund shares redeemed	30,307
Distributions payable to shareholders	1,434
Payable to affiliates:
Management fees	64
Custody fees	9
Transfer agent fees	10
Trustee fees	12
Accrued other liabilities	30
Total Liabilities	31,866

Net Assets	$769,479

ANALYSIS OF NET ASSETS:
Capital stock	$769,473
Distributable earnings	6
Net Assets	$769,479

Total Shares Outstanding (no par value, unlimited shares authorized)	769,472
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  3  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2018

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$16,506
Income from affiliates (Note 5)	1
Total Investment Income	16,507

EXPENSES:
Management fees	946
Custody fees	91
Transfer agent fees	142
Printing fees	22
Professional fees	77
Trustee fees	22
Other	27

Total Expenses	1,327
Less expenses contractually reimbursed by investment adviser	(1,009)
Net Expenses	318

Net Investment Income	16,189

NET REALIZED GAINS:
Net realized gains on:
Investments	5
Net Gains	5

Net Increase in Net Assets Resulting from Operations	$16,194

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO  4  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO

Amounts in thousands	2018	2017
OPERATIONS:
Net investment income	$16,189	$11,631
Net realized gains	5	38
Net Increase in Net Assets Resulting from Operations	16,194	11,669

CAPITAL SHARE TRANSACTIONS:(1)
Net decrease in net assets resulting from capital share transactions	(535,511)	(1,706,489)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(535,511)	(1,706,489)

DISTRIBUTIONS PAID (Note 9):
Distributable earnings	(16,226)	—
From net investment income	—	(12,128)
Total Distributions Paid	(16,226)	(12,128)

Total Decrease in Net Assets	(535,543)	(1,706,948)
NET ASSETS:
Beginning of year	1,305,022	3,011,970
End of year	$769,479	$1,305,022

Accumulated Undistributed Net Investment Income (Note 9)	$—	$—

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  5  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO

Selected per share data	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Net increase from payment by affiliate	—	—	—	— (2)	—
Total from Investment Operations	0.02	0.01	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	—	—	— (3)	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(4)	1.78%	0.85%	0.46%	0.19%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$769,479	$1,305,022	$3,011,970	$5,873,637	$1,869,237
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.09%
Expenses, before waivers, reimbursements and credits	0.14%	0.14%	0.13%	0.13%	0.27%
Net investment income, net of waivers, reimbursements and credits	1.72%	0.80%	0.46%	0.20%	0.08%
Net investment income (loss), before waivers, reimbursements and credits	1.61%	0.69%	0.36%	0.10%	(0.10)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO  6  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	NOVEMBER 30, 2018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 45.2%(1)
Federal Farm Credit Bank – 21.7%
FFCB Discount Notes, 2.23%, 12/21/18(2)	$25,000	$24,969
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%), 2.19%, 12/1/18(3)	30,000	29,999
(Floating, U.S. Federal Funds + 0.00%), 2.20%, 12/1/18(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.01%), 2.21%, 12/1/18(3)	7,000	7,000
(Floating, U.S. Federal Funds + 0.02%), 2.22%, 12/1/18(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 2.34%, 12/1/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.22%, 12/2/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.25%, 12/2/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.22%, 12/3/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.26%, 12/8/18(3)	20,000	19,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.24%, 12/13/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.12%), 2.42%, 12/20/18(3)	13,300	13,317
(Floating, ICE LIBOR USD 1M + 0.00%), 2.32%, 12/25/18(3)	5,000	5,003
(Floating, ICE LIBOR USD 1M - 0.07%), 2.27%, 12/28/18(3)	7,000	7,000

		167,287

Federal Home Loan Bank – 23.5%
FHLB Discount Notes,
2.19%, 12/7/18(2)	20,000	19,993
2.23%, 1/2/19(2)	10,000	9,980
2.26%, 1/11/19(2)	25,000	24,936
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.08%), 2.23%, 12/4/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.19%, 12/14/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.21%, 12/14/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.24%, 12/20/18(3)	2,500	2,500
(Floating, ICE LIBOR USD 1M - 0.10%), 2.20%, 12/21/18(4)	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.2% (1) continued
Federal Home Loan Bank – 23.5% continued
(Floating, ICE LIBOR USD 1M - 0.11%), 2.20%, 12/22/18(3)	$15,000	$15,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.25%, 12/22/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.25%, 12/24/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.18%), 2.22%, 12/27/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.24%, 12/28/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.28%, 1/5/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.36%), 2.23%, 2/8/19(4)	15,000	15,000

		180,409

Total U.S. Government Agencies (Cost $347,696)		347,696

U.S. GOVERNMENT OBLIGATIONS – 6.1%
U.S. Treasury Floating Rate Notes – 6.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.43%, 12/1/18(3)	5,000	4,999
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.43%, 12/1/18(3)	10,000	9,999
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 2.45%, 12/1/18(3)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.52%, 12/1/18(3)	27,000	27,000

		46,998

Total U.S. Government Obligations (Cost $46,998)		46,998

Investments, at Amortized Cost ( $394,694)		394,694

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  7  LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 48.8%
Joint Repurchase Agreements – 1.4%(5) (6)
Bank of America Securities LLC, dated 11/30/18, repurchase price $5,588 2.21%, 12/7/18	$5,586	$5,586
Societe Generale, New York Branch, dated 11/30/18, repurchase price $5,588 2.27%, 12/7/18	5,585	5,585

		11,171

Repurchase Agreements – 47.4%(7)
Bank of America N.A., dated 11/30/18, repurchase price $90,017 2.29%, 12/3/18	90,000	90,000
BNP Paribas S.A., dated 11/30/18, repurchase price $105,020 2.28%, 12/3/18	105,000	105,000
Citigroup Global Markets, Inc., dated 11/30/18, repurchase price $39,494 2.29%, 12/3/18	39,486	39,486
JPMorgan Securities LLC, dated 11/30/18, repurchase price $130,025 2.29%, 12/3/18	130,000	130,000

		364,486

Total Repurchase Agreements (Cost $375,657)		375,657
Total Investments – 100.1% (Cost $770,351)		770,351
Liabilities less Other Assets – (0.1%)		(872)

NET ASSETS – 100.0%		$769,479

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$11,336	0.13%—1.88%	4/15/19—7/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$10,230	3.40%—3.74%	12/22/26—2/22/41
FHLMC	$118,140	0.00%—6.25%	6/28/21—11/1/48
FNMA	$5,183	1.50%—6.00%	11/30/20—4/1/46
GNMA	$92,700	3.50%	9/20/45
TVA	$224	0.00%	6/15/35
U.S. Treasury Bonds	$84,745	0.00%—3.00%	8/15/19—2/15/48
U.S. Treasury Notes	$63,451	0.63%—2.13%	1/15/19—11/15/26

Total	$374,673

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$770,351	$—	$770,351

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO  8  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2018

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  9  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of November 30, 2018, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements at November 30, 2018, as reflected in its accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at November 30, 2018, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2018, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

LIQUID ASSETS PORTFOLIO  10  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2018

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$95,586	$ (95,586)	$—
	BNP Paribas	105,000	(105,000)	—
	Citigroup	39,486	(39,486)	—
	JPMorgan	130,000	(130,000)	—
	Societe Generale	5,585	(5,585)	—

	Total	$375,657	$(375,657)	$—

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

There were no reclassifications at November 30, 2018.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code (the

“Code”) of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2018.

At November 30, 2018, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amounts in thousands	UNDISTRIBUTED ORDINARY INCOME (LOSS)*
Liquid Assets	$1,451

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,966	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  11  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$11,803	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expired on November 19, 2018.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2018.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the fiscal year ended November 30, 2018, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statement of Operations. The contractual expense reimbursement receivable at November 30, 2018 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee the Portfolio will be able to avoid a negative yield. During the fiscal year ended November 30, 2018, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

LIQUID ASSETS PORTFOLIO  12  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2018

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2018, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$—	$—	$—	$770,351

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,997,865	$—	$(12,533,376)	$(535,511)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$15,127,155	$—	$(16,833,644)	$(1,706,489)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  13  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2018

9. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to: (i) require presentation of the total, rather than the components, of distributable earnings on the balance sheet; (ii) require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions; and (iii) delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. Adoption of the amendments had no effect on the Portfolio’s net assets or results of operations.

10. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Portfolio has early adopted ASU 2018-13 for these financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO  14  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Northern Institutional Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund of Northern Institutional Funds as of November 30, 2018, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended November 30, 2016 were audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 18, 2019

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TAX INFORMATION	NOVEMBER 30, 2018 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated 100.00% of the Portfolio’s income as QII for the fiscal year ended November 30, 2018.

LIQUID ASSETS PORTFOLIO  16  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

SHAREHOLDER MEETING RESULTS	NOVEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Institutional Funds and Northern Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matter was voted upon by the shareholders of Northern Institutional Funds (the resulting votes are presented below):

Election of eight Trustees of Northern Institutional Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	42,330,133,284.475	38,304,960.156
Mark G. Doll	41,868,834,985.340	499,603,259.291
Sandra Polk Guthman	41,868,493,431.384	499,944,813.247
Thomas A. Kloet	41,868,790,899.016	499,647,355.615
David R. Martin	41,868,834,985.340	499,603,259.291
Cynthia R. Plouché	42,331,827,291.051	36,610,953.580
Mary Jacobs Skinner	42,332,050,675.761	36,387,568.870
Darek Wojnar	42,330,934,837.498	37,503,407.133

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  17  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2018 through November 30, 2018.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/2018 - 11/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2018	ENDING ACCOUNT VALUE 11/30/2018	EXPENSES PAID* 6/1/2018- 11/30/2018
Actual	0.03%	$1,000.00	$1,010.20	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.92	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

LIQUID ASSETS PORTFOLIO  18  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2018 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 50 portfolios in the Northern Funds Complex — Northern Funds offers 43 portfolios and Northern Institutional Funds offers 7 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Terri M. Bobek Age: 58 Trustee since January 1, 2019

•  Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018;

•  Partner in National Auditing Services and Chief Auditor Network Leader, PricewaterhouseCoopers LLP (an accounting firm) from 2010 — 2018;

•  Partner, PricewaterhouseCoopers LLP from 1997 to 2018.

• None

Ingrid LaMae A. de Jongh Age: 53 Trustee since January 1, 2019

•  Head of School Management and Technology, Success Academy (a charter school) since 2016;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 69 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Sandra Polk Guthman Age: 74 Trustee since 1997 and Chairperson since 2015

•  Chair since 1988 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Trustee of Rush University Medical Center since 2007;

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) from 1994 to 2014;

•  Trustee of Wellesley College from 2010 to 2016.

• None

Thomas A. Kloet Age: 60 Trustee since 2015

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 62 Trustee since 2017

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIOS

TRUSTEES AND OFFICERS continued

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 61 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company — 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.

• Barings Fund Trust (registered investment company — 8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

Mary Jacobs Skinner, Esq. Age: 61 Trustee since 2000

•  Executive Committee Member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow — 2016;

•  Retired as partner in the law firm of Sidley Austin LLP on November 30, 2015;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)*	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELDBY TRUSTEE(3)

Darek Wojnar(4) Age: 53 Trustee since January 1, 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since January 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013.

• FlexShares Trust (registered investment company — 26 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

*

Effective December 31, 2018, William L. Bax and Casey J. Sylla retired as Trustees. Also, effective December 31, 2018, Shundrawn Thomas resigned from the Board of Trustees. Terri M. Bobek and Darek Wojnar were each elected, by shareholders of the Trust, to the Board of Trustees, effective January 1, 2019. Ingrid LaMae A. de Jongh was appointed to the Board of Trustees, also effective January 1, 2019.

LIQUID ASSETS PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIOS

NOVEMBER 30, 2018 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 60 50 South LaSalle Street Chicago, Illinois 60603 President since March 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since March 2017; Director of ETF Product Management from 2013 to February 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since September 2010; President of FlexShares Trust since March 2017; Vice President of FlexShares Trust from 2011 to February 2017.

Kevin P. O’Rourke Age: 47 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Brian Meikel Age: 52 50 South LaSalle Street Chicago, Illinois 60603 Acting Chief Compliance Officer since August 2018	Acting Chief Compliance Officer of FlexShares Trust since October 2018; Vice President of Northern Trust Investments, Inc. since June 2014; Chief Compliance Officer of BMO Asset Management — Harris Investment Management from August 2006 to September 2013.

Darlene Chappell Age: 55 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

Randal E. Rein Age: 48 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to June 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to June 2018.

Michael J. Pryszcz Age: 51 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Age: 50 2160 East Elliott Road Tempe, Arizona 85284 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael G. Meehan Age: 48 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to May 2018.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	LIQUID ASSETS PORTFOLIOS

LIQUID ASSETS PORTFOLIOS

TRUSTEES AND OFFICERS continued

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Gregory A. Chidsey Age: 49 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Jose J. Del Real, Esq. Age: 41 50 South LaSalle Street Chicago, Illinois 60603 Secretary since November 2018	Senior Legal Counsel and Senior Vice President of The Northern Trust Company since March 2017; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to February 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 to 2014; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 to 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and 2015 to November 2018; Assistant Secretary of FlexShares Trust from 2015 to December 2018; Secretary of FlexShares Trust since December 2018.

Angela R. Burke, Esq. Age: 36 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since August 2018	Vice President of The Northern Trust Company since 2016; Attorney of Jackson National Asset Management, LLC and Assistant Secretary of Jackson Variable Series Trust from 2013 to 2015.

(1)	Each Officer serves until his or her resignation, removal, retirement or election of his or her successor. Each officer also holds the same office with Northern Funds.

LIQUID ASSETS PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO

Money Market Risk: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Stable NAV Risk is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  23  LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO  24  NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2018 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2018 and November 30, 2017, respectively, as follows:

2018			2017
All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval

(a) Audit Fees	$110,760	$0	$4,130,000(3)	$110,550	$0	$3,845,500(3)

(b) Audit- Related Fees	$20,550(1)	$0	$264,450(4)	$22,833(1)	$0	$261,500(4)

(c) Tax Fees	$18,780(2)	$0	$3,782,000(5)	$21,290(2)	$0	$3,520,000(5)

(d) All Other Fees	$0	$0	$2,932,000(6)	$0	$0	$3,034,000(7)

(1) Amount relates to 17f-2 procedures.

(2) Amounts relate to excise tax return review and registered investment company tax return review.

(3) Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4) Amounts relate to performance examination services performed for Northern Trust Global Investments Limited, agreed upon procedures for The Northern Trust Company, and other attestation engagements.

(5) Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(6) Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

(7) Amount relates to regulatory consulting, internal audit co-sourcing, Sarbanes-Oxley consulting, and other consulting fees.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2018 and November 30, 2017, respectively, are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $7,017,780 and $6,859,623 for 2018 and 2017, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The Northern Institutional Funds’ Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on Form N-CSR on January 31, 2018 (Accession Number 0001193125-18-026887)

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 5, 2019

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 5, 2019